UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-2538
                                   --------------------------------------------

                           Touchstone Investment Trust
-------------------------------------------------------------------------------

                           (Exact name of registrant as specified in charter)

         221 East Fourth Street, Cincinnati, Ohio 45202
-------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

         Patrick T. Bannigan, 221 East Fourth Street, Cincinnati, Ohio 45202
-------------------------------------------------------------------------------
                           (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   ---------------------------

Date of fiscal year end:   9/30/03
                        --------------------

Date of reporting period:  9/30/03
                         -------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report

                                                              September 30, 2003
--------------------------------------------------------------------------------

[LOGO]TOUCHSTONE
      INVESTMENTS


--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------


Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Institutional U.S. Government Money Market Fund

Touchstone Intermediate Term U.S. Government Bond Fund

Touchstone Money Market Fund

Touchstone U.S. Government Money Market Fund



            Research   o   Design   o   Select   o   Monitor


--------------------------------------------------------------------------------
                        Income   o   Total Return
--------------------------------------------------------------------------------

TABLE OF CONTENTS
================================================================================

                                                                            Page
--------------------------------------------------------------------------------
Letter from the President                                                      3
--------------------------------------------------------------------------------
Management Discussion and Analysis                                           4-8
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                        9-11
--------------------------------------------------------------------------------
Statements of Operations                                                   12-13
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        14-16
--------------------------------------------------------------------------------
Financial Highlights                                                       17-29
--------------------------------------------------------------------------------
Notes to Financial Statements                                              30-42
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     Core Bond Fund                                                        43-44
--------------------------------------------------------------------------------
     High Yield Fund                                                       45-47
--------------------------------------------------------------------------------
     Institutional U.S. Government Money Market Fund                       48-50
--------------------------------------------------------------------------------
     Intermediate Term U.S. Government Bond Fund                              51
--------------------------------------------------------------------------------
     Money Market Fund                                                     52-56
--------------------------------------------------------------------------------
     U.S. Government Money Market Fund                                     57-59
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            60
--------------------------------------------------------------------------------
Report of Independent Auditors                                                61
--------------------------------------------------------------------------------

LETTER FROM THE PRESIDENT
================================================================================

Dear Fellow Shareholders,

Enclosed is the Touchstone Investment Trust Annual Report for the 12 months ended September 30, 2003. During the year, we witnessed a strong rally in the bond market, which came to a halt during the third quarter of 2003. In fact, the Lehman Brothers Aggregate Index, a broad fixed income index, returned 5.40% for the fiscal year while returning negative 0.14% for the third quarter of 2003, breaking a remarkable string of 14 consecutive quarters of positive returns.

The Federal Reserve continued its commitment to keep interest rates low in an effort to revive the U.S. economy and increase consumer spending. The Fed reduced interest rates an additional 0.50% to 1.25% on June 25, 2003, the lowest interest rate level since July, 1961. That was the only rate cut in 2003, but the twelfth cut since the beginning of 2001.

The 2003 summer economic revival was aided by diminishing war uncertainty and the stimulus provided by the latest rounds of interest rate and tax cuts. Improving consumer and business spending, near record low inventories and a continued strong housing market led investors to believe that the economy was rebounding. The recent optimism drove most bond prices lower, particularly U.S. Treasuries, making July, 2003 the worst month for the U.S. Treasury market since February, 1980.

Whereas the general bond market had respectable gains for the 12 months ended September 30, 2003, the returns in the High Yield market were outstanding. The anticipation of an expanding economy supported by evidence of increasing corporate profits and Gross Domestic Product (GDP) encouraged high yield investors.

Although money market rates dropped well below 1%, investors continued to use money market funds for the stability and liquidity that they provide.

When we examine where the financial markets may be headed in the years to come, we continue to find evidence that fixed income will remain an important asset class. We recommend that you continue to focus on a sound asset allocation strategy, investing in a broad mix of stock, bond and money market mutual funds. In addition, we emphasize the importance of considering the long-term composition of your portfolio.

Touchstone offers a diverse selection of investment solutions to help you attain your financial goals. Please visit www.touchstoneinvestments.com for more information.

We greatly appreciate your continued support. Thank you for including Touchstone as an integral part of your investment plan.

Sincerely,

/s/ Patrick Bannigan

Patrick Bannigan
President
Touchstone Investment Trust

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*Member of NASD and SIPC.

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

BOND MARKET REVIEW AND OUTLOOK

Over the past year, the U.S. Treasury Market bounced above historically low yields. That was in contrast to recent years where continued declining interest rates contributed to appreciating bond values of 10% or more. The evidence of increasing economic growth, tempered by a concern for the lack of job growth, shifted the question of "Will there be growth?" to "Is the growth sustainable?".

The bond market will be influenced by job creation, and to a lesser extent, inflation. Although the employment picture remains unclear, the unemployment rate of 6.1% is not far from past levels of full employment. The expectations for the next several quarters are that inflation will be in the 1.5 - 2.0% range and GDP growth of 4.0% to 5.0%. This combination of relatively low inflation and moderate growth is a positive long-term environment for bonds, however, some short-term negative returns in U.S. Treasury securities will be possible, as job growth increases.

In a shift from the previous year, the U.S. Treasury Market was among the worst performing sectors, as investors favored sectors that offered greater yield.

Economic recovery appears to be underway. However, for this to result in a sustained recovery, employment will be a key factor.

TOUCHSTONE CORE BOND FUND

The Fund's total return was 4.31% for the 12 months ended September 30, 2003. The total return for the Lehman Brothers U.S. Aggregate Index was 5.40% for the same period.

During the year, the Fund was positioned for slightly higher interest rates. In addition, the Fund's credit risk was low relative to the Index, as we waited for signs of a sustained economic recovery.

The Fund underweighted U.S. Treasury securities during the year. Corporate bond risk premiums narrowed - from historically wide levels of more than 2.40% to 1.10% - as corporate profits began to rise, the economy began to show strength, and productivity increased. The Fund overweighted corporate bonds, although the Fund was underexposed to the lower quality corporate sector which continued to outperform all other sectors. The underweighting of U.S. Treasury securities, which contributed positively to Fund performance, was offset by the underweighting of lower quality corporate bonds, which subtracted from Fund performance.

Mortgage-backed securities, which provide a high coupon return, lagged the performance of U.S. Treasury securities slightly. Of concern, was the impact of volatile interest rates on homeowner refinancing which can cause prepayments to change rapidly on mortgage-backed securities. This sector was at a full weighting when compared to the Index at fiscal year-end.

Other sectors of the bond market, such as commercial mortgage-backed securities and asset-backed securities, performed well, and were overweighted in the Fund during the year, but were not a significant position in either the Index or the Fund.

The Fund is positioned for slightly higher interest rates and stable risk premiums in corporate bonds. We continue to look favorably on the additional yield of mortgage-backed securities, but will closely manage the risk associated with a decline in refinancing that would accompany higher interest rates.

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
            CORE BOND FUND* AND THE LEHMAN BROTHERS AGGREGATE INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------
                    Core Bond Fund
            Average Annual Total Returns**
            ------------------------------
               1 Year     5 Years     Since Inception***
Class A        (0.64%)     4.47%           6.24%
Class B        (0.51%)        --           4.73%
Class C         3.47%      4.47%           5.83%
--------------------------------------------------------

                  Core Bond      Lehman Brothers
 Date           Fund - Class A   Aggregate Index
------------------------------------------------
10/03/94             9,525            10,000
10/31/94             9,515             9,991
11/30/94             9,506             9,969
12/31/94             9,554            10,038
03/31/95            10,050            10,544
06/30/95            10,573            11,275
09/30/95            10,744            11,496
12/31/95            11,173            11,985
03/31/96            10,939            11,772
06/30/96            10,983            11,839
09/30/96            11,176            12,057
12/31/96            11,492            12,419
03/31/97            11,452            12,350
06/30/97            11,820            12,805
09/30/97            12,199            13,232
12/31/97            12,331            13,621
03/31/98            12,584            13,832
06/30/98            12,854            14,155
09/30/98            13,203            14,753
12/31/98            13,385            14,803
03/31/99            13,288            14,728
06/30/99            13,163            14,598
09/30/99            13,204            14,698
12/31/99            13,161            14,680
03/31/00            13,293            15,004
06/30/00            13,526            15,264
09/30/00            13,884            15,725
12/31/00            14,440            16,387
03/31/01            14,810            16,883
06/30/01            14,803            16,978
09/30/01            15,496            17,760
12/31/01            15,400            17,769
03/31/02            15,375            17,785
06/30/02            15,921            18,441
09/30/02            16,528            19,286
12/31/02            16,745            19,589
03/31/03            16,980            19,861
06/30/03            17,300            20,358
09/30/03            17,241            20,327

                       Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

* The chart above represents the performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes.
** The average annual total returns shown above are adjusted for maximum applicable sales charge.
*** Class A, Class B and Class C shares commenced operations on October 3, 1994, May 1, 2001 and October 3, 1994, respectively.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

TOUCHSTONE HIGH YIELD FUND

The Fund's total return was 21.60% for the 12 months ended September 30, 2003. The total return for the Merrill Lynch High Yield Master Index was 28.22% for the same period.

The prospects for an economic recovery, coupled with attractive valuations in High Yield, set the stage for this year's performance as the High Yield market attracted significant new money.

High Yield returns were overwhelmingly driven by the lower quality segment (CCC-rated securities) as riskier and more volatile securities posted considerably higher returns. For the twelve months ended September 30, 2003, CCC-rated securities generated a 61.20% total return while the highest quality segment (BB-rated securities) generated a return of 20.00%.

The Fund's performance lagged the overall market due to its higher quality/lower volatility bias. The Utility and Energy sectors were additive to performance while lack of exposure to CCC-rated securities and over exposure to BB-rated securities detracted from performance.

While our higher quality bias has hindered relative performance in the current market, we will not deviate from our long-term philosophy and process. We will continue to construct a portfolio designed to exhibit less volatility than the broad market and deliver attractive risk-adjusted returns. The Fund is managed for performance over a full market-cycle with focus on protecting principal in down markets.

Strength in the economy and an improving employment picture continue to create an attractive environment for High Yield investing. We are becoming increasingly confident that the monetary and fiscal stimuli are positively impacting the economy and, therefore, avoid a double-dip recession scenario. Confirmation of such growth, however, will need to be seen in the fourth quarter's corporate earnings to allow for continued prosperity into 2004. Further, increased capital spending will also be key since there remains considerable capacity in the economy.

Although spreads have tightened considerably in 2003, High Yield remains fairly valued. We do not expect High Yield to continue to generate material capital gains for the next few quarters, but do feel that principal should be reasonably stable. As such, the majority of return, going forward, should be comprised of income; we believe the return profile of High Yield remains an attractive one.

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
         HIGH YIELD FUND* AND THE MERRILL LYNCH HIGH YIELD MASTER INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------
             High Yield Fund
      Average Annual Total Returns**
--------------------------------------------
               1 Year     Since Inception***
Class A        15.80%           6.00%
Class B        16.67%           5.79%
Class C        20.70%           6.97%
--------------------------------------------

                  High Yield      Merrill Lynch
                    Fund -          High Yield
 Date              Class A         Master Index
-----------------------------------------------
05/01/00             9,525            10,000
05/31/00             9,512             9,890
06/30/00             9,661            10,059
07/31/00             9,772            10,132
08/31/00             9,991            10,255
09/30/00             9,926            10,196
10/31/00             9,739             9,896
11/30/00             9,462             9,586
12/31/00             9,761             9,794
01/31/01            10,260            10,378
02/28/01            10,309            10,542
03/31/01            10,181            10,403
04/30/01            10,175            10,289
05/31/01            10,283            10,487
06/30/01            10,064            10,271
07/31/01            10,267            10,430
08/31/01            10,374            10,532
09/30/01             9,794             9,856
10/31/01             9,990            10,146
11/30/01            10,311            10,476
12/31/01            10,268            10,402
01/31/02            10,379            10,460
02/28/02            10,358            10,359
03/31/02            10,558            10,606
04/30/02            10,746            10,774
05/31/02            10,723            10,716
06/30/02            10,440             9,954
07/31/02            10,103             9,558
08/31/02            10,194             9,797
09/30/02            10,038             9,640
10/31/02            10,021             9,559
11/30/02            10,567            10,131
12/31/02            10,666            10,283
01/31/03            10,847            10,579
02/28/03            10,975            10,715
03/31/03            11,078            10,992
04/30/03            11,658            11,610
05/31/03            11,759            11,735
06/30/03            12,019            12,055
07/31/03            11,912            11,883
08/31/03            12,000            12,039
09/30/03            12,204            12,360


                Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

* The chart above represents the performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes.
** The average annual total returns shown above are adjusted for maximum applicable sales charge.
*** Class A, Class B and Class C shares commenced operations on May 1, 2000, May 1, 2001 and May 23, 2000, respectively.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

TOUCHSTONE INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND

The Fund's total return was 3.64% for the 12 months ended September 30, 2003. The total return for the Lehman Brothers Intermediate Government Bond Index was 3.49% for the same period.

During the year, the Fund was positioned for slightly higher interest rates. The Fund underweighted interest rate risk, by holding fewer U.S. Treasury securities during the year. Mortgage-backed securities, which provide a higher coupon return, lagged U.S. Treasuries slightly. Of concern, was the impact of volatile interest rates on homeowner refinancing, which cause prepayments to change rapidly on mortgage-backed securities.

The Fund continues to be positioned for slightly higher and less volatile interest rates. We continue to look favorably on the additional yield of mortgage-backed securities, but will closely manage the risk associated with a decrease in refinancing that would accompany higher interest rates.

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
              INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND* AND THE
               LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX

                               [GRAPHIC OMITTED]

-------------------------------------------------
-------------------------------------------------
   Intermediate Term U.S. Government Bond Fund
         Average Annual Total Returns**
   -------------------------------------------
               1 Year     5 Years     10 Years***
Class A        (1.30%)     4.03%        4.66%
Class B****    (1.22%)        --           --
Class C****     2.75%         --           --
-------------------------------------------------

                 Intermediate     Lehman Brothers
                  Term U.S.        Intermediate
                  Government        Government
 Date             Bond Fund         Bond Index
--------------------------------------------------
09/30/03             9,525            10,000
12/31/93             9,457            10,015
03/31/94             9,072             9,830
06/30/94             8,902             9,775
09/30/94             8,881             9,850
12/31/94             8,861             9,840
03/31/95             9,316            10,249
06/30/95             9,871            10,728
09/30/95             9,993            10,894
12/31/95            10,355            11,258
03/31/96            10,146            11,182
06/30/96            10,157            11,257
09/30/96            10,347            11,450
12/31/96            10,617            11,715
03/31/97            10,557            11,712
06/30/97            10,856            12,039
09/30/97            11,149            12,347
12/31/97            11,384            12,620
03/31/98            11,545            12,811
06/30/98            11,784            13,048
09/30/98            12,324            13,657
12/31/98            12,291            13,691
03/31/99            12,175            13,654
06/30/99            12,037            13,627
09/30/99            12,086            13,765
12/31/99            12,050            13,758
03/31/00            12,251            13,983
06/30/00            12,420            14,238
09/30/00            12,726            14,619
12/31/00            13,255            15,199
03/31/01            13,579            15,655
06/30/01            13,598            15,720
09/30/01            14,247            16,501
12/31/01            14,111            16,478
03/31/02            14,065            16,435
06/30/02            14,657            17,070
09/30/02            15,221            17,892
12/31/02            15,404            18,066
03/31/03            15,531            18,234
06/30/03            15,758            18,542
09/30/03            15,774            18,517

                       Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

* The chart above represents the performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes.
** The average annual total returns shown above are adjusted for maximum applicable sales charge.
***  Class A shares commenced operations on February 6, 1981.
**** Class B and Class C shares commenced operations on May 1, 2001 and March 6, 2001, respectively.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003

================================================================================================
                                                                         CORE           HIGH
                                                                         BOND          YIELD
                                                                         FUND           FUND
------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At cost .......................................................   $ 43,681,724   $ 70,706,897
                                                                     ===========================
   At market value - including $4,422,246 of securites
      loaned for the High Yield Fund .............................   $ 44,436,421   $ 73,966,029
Cash .............................................................            372             --
Dividends and interest receivable ................................        320,932      1,616,727
Receivable for capital shares sold ...............................         14,622        467,943
Receivable for securities sold ...................................      1,664,833             --
Other assets .....................................................         11,440         21,927
                                                                     ---------------------------
TOTAL ASSETS .....................................................     46,448,620     76,072,626
                                                                     ---------------------------
LIABILITIES
Bank overdraft ...................................................             --            305
Dividends payable ................................................          3,375        137,629
Payable upon return of securities loaned .........................             --      4,537,692
Payable for capital shares redeemed ..............................         14,496         32,796
Payable for securities purchased .................................      1,495,880             --
Payable to Adviser ...............................................         17,986         35,846
Payable to affiliates ............................................          9,459         11,321
Other accrued expenses and liabilities ...........................         29,221         36,409
                                                                     ---------------------------
TOTAL LIABILITIES ................................................      1,570,417      4,791,998
                                                                     ---------------------------
NET ASSETS .......................................................   $ 44,878,203   $ 71,280,628
                                                                     ===========================
NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $ 43,256,485   $ 67,543,308
Undistributed net investment income ..............................        187,115             --
Accumulated net realized gains from security transactions ........        679,906        478,188
Net unrealized appreciation on investments .......................        754,697      3,259,132
                                                                     ---------------------------
NET ASSETS .......................................................   $ 44,878,203   $ 71,280,628
                                                                     ===========================
PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ........................   $ 41,787,292   $ 52,822,222
                                                                     ===========================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...........................      4,066,444      5,477,015
                                                                     ===========================
Net asset value and redemption price per share ...................   $      10.28   $       9.64
                                                                     ===========================
Maximum offering price per share .................................   $      10.79   $      10.12
                                                                     ===========================
PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ........................   $  1,219,757   $  7,383,725
                                                                     ===========================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...........................        125,106        766,657
                                                                     ===========================
Net asset value, offering price and redemption price per share* ..   $       9.75   $       9.63
                                                                     ===========================
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ........................   $  1,871,154   $ 11,074,681
                                                                     ===========================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...........................        191,673      1,148,697
                                                                     ===========================
Net asset value, offering price and redemption price per share* ..   $       9.76   $       9.64
                                                                     ===========================

*    Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003

================================================================================================
                                                                    INSTITUTIONAL   INTERMEDIATE
                                                                   U.S. GOVERNMENT    TERM U.S.
                                                                        MONEY        GOVERNMENT
                                                                     MARKET FUND      BOND FUND
------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   Investment securities, at amortized cost ......................   $ 36,416,496   $ 32,545,845
   Repurchase agreements .........................................     14,600,000             --
                                                                     ---------------------------
Total investment securities, at amortized cost ...................   $ 51,016,496   $ 32,545,845
Investment securities at market value ............................   $ 51,016,496   $ 33,150,165
Cash .............................................................            727        150,482
Interest receivable ..............................................        359,212        228,121
Receivable for capital shares sold ...............................             --         11,415
Other assets .....................................................            928         17,826
                                                                     ---------------------------
TOTAL ASSETS .....................................................     51,377,363     33,558,009
                                                                     ---------------------------
LIABILITIES
Dividends payable ................................................          1,010         11,506
Payable for capital shares redeemed ..............................             --        626,357
Payable for securities purchased .................................             --      3,998,438
Payable to Adviser ...............................................          5,796         11,636
Payable to affiliates ............................................          5,765         10,004
Other accrued expenses and liabilities ...........................         28,543         29,364
                                                                     ---------------------------
TOTAL LIABILITIES ................................................         41,114      4,687,305
                                                                     ---------------------------
NET ASSETS .......................................................   $ 51,336,249   $ 28,870,704
                                                                     ===========================
NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $ 51,312,708   $ 29,430,280
Undistributed net investment income ..............................             --          2,631
Accumulated net realized gains (losses) from security transactions         23,541     (1,166,527)
Net unrealized appreciation on investments .......................             --        604,320
                                                                     ---------------------------
NET ASSETS .......................................................   $ 51,336,249   $ 28,870,704
                                                                     ===========================
PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ........................   $ 51,336,249   $ 25,741,473
                                                                     ===========================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...........................     51,326,322      2,294,818
                                                                     ===========================
Net asset value and redemption price per share ...................   $       1.00   $      11.22
                                                                     ===========================
Maximum offering price per share .................................   $       1.00   $      11.78
                                                                     ===========================
PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ........................   $         --   $  1,570,928
                                                                     ===========================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...........................             --        140,031
                                                                     ===========================
Net asset value, offering price and redemption price per share* ..   $         --   $      11.22
                                                                     ===========================
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ........................   $         --   $  1,558,303
                                                                     ===========================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...........................             --        139,048
                                                                     ===========================
Net asset value, offering price and redemption price per share* ..   $         --   $      11.21
                                                                     ===========================

*    Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003

=================================================================================================
                                                                        MONEY     U.S. GOVERNMENT
                                                                        MARKET      MONEY MARKET
                                                                         FUND           FUND
-------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   Investment securities, at amortized cost ......................   $230,375,671   $ 50,604,389
   Repurchase agreements .........................................             --     22,380,000
                                                                     ---------------------------
Total investment securities ......................................   $230,375,671   $ 72,984,389
Cash .............................................................             --            133
Interest receivable ..............................................      1,030,702        517,985
Receivable for securities sold ...................................      1,300,000             --
Other assets .....................................................         13,707          3,871
                                                                     ---------------------------
TOTAL ASSETS .....................................................    232,720,080     73,506,378
                                                                     ---------------------------
LIABILITIES
Bank overdraft ...................................................      1,289,914             --
Dividends payable ................................................            246            101
Payable to Adviser ...............................................         85,919         29,538
Payable to affiliates ............................................         29,907         14,157
Payable for securities purchased .................................        637,324             --
Other accrued expenses and liabilities ...........................        128,010         48,797
                                                                     ---------------------------
TOTAL LIABILITIES ................................................      2,171,320         92,593
                                                                     ---------------------------
NET ASSETS .......................................................   $230,548,760   $ 73,413,785
                                                                     ===========================
NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $230,518,587   $ 73,407,836
Accumulated net realized gains from security transactions ........         30,173          5,949
                                                                     ---------------------------
NET ASSETS .......................................................   $230,548,760   $ 73,413,785
                                                                     ===========================
PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ........................   $122,173,299   $ 73,413,785
                                                                     ===========================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...........................    122,190,589     73,407,838
                                                                     ===========================
Net asset value and redemption price per share ...................   $       1.00   $       1.00
                                                                     ===========================
PRICING OF CLASS S SHARES
Net assets attributable to Class S shares ........................   $108,375,461   $         --
                                                                     ===========================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...........................    108,359,748             --
                                                                     ===========================
Net asset value and redemption price per share ...................   $       1.00   $         --
                                                                     ===========================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2003

==============================================================================================
                                                    CORE            HIGH    INSTITUTIONAL U.S.
                                                    BOND           YIELD     GOVERNMENT MONEY
                                                    FUND            FUND        MARKET  FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ...................................   $         --    $     22,250    $         --
Interest ....................................      1,913,364       4,881,083         715,860
                                                --------------------------------------------
TOTAL INVESTMENT INCOME .....................      1,913,364       4,903,333         715,860
                                                ============================================

EXPENSES
Investment advisory fees ....................        232,449         319,293          97,397
Distribution expenses, Class A ..............        137,950         151,630          48,698
Distribution expenses, Class B ..............         12,705          43,674              --
Distribution expenses, Class C ..............         22,591          55,251              --
Transfer agent fees, Class A ................         24,973          18,643          36,300
Transfer agent fees, Class B ................         12,000          12,000              --
Transfer agent fees, Class C ................         12,000          12,000              --
Accounting services fees ....................         41,250          44,250          27,000
Sponsor fees ................................         92,823         106,432              --
Custodian fees ..............................         19,185          17,636          23,000
Registration fees ...........................          2,085              --           5,274
Registration fees, Class A ..................         10,438          11,960              --
Registration fees, Class B ..................          8,652           9,457              --
Registration fees, Class C ..................          9,775           9,712              --
Reports to shareholders .....................          3,783           1,488           5,720
Professional fees ...........................         11,640          10,002          26,999
Postage and supplies ........................          7,916          26,251          20,093
Trustees' fees and expenses .................          8,182           9,009           8,300
Administration fees .........................         25,525          22,486           5,917
Other expenses ..............................          5,238          10,235           1,618
                                                --------------------------------------------
TOTAL EXPENSES ..............................        701,160         891,409         306,316
Sponsor fees waived .........................        (92,823)       (106,432)             --
Fees waived and/or expenses reimbursed
   by the Adviser ...........................       (164,192)       (150,378)       (111,531)
                                                --------------------------------------------
NET EXPENSES ................................        444,145         634,599         194,785
                                                --------------------------------------------

NET INVESTMENT INCOME .......................      1,469,219       4,268,734         521,075
                                                --------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
Net realized gains from
   security transactions ....................        905,134         690,151          24,143
Net change in unrealized appreciation/
   depreciation on investments ..............       (506,504)      4,799,308              --
                                                --------------------------------------------
NET REALIZED AND UNREALIZED GAINS
   ON INVESTMENTS ...........................        398,630       5,489,459          24,143
                                                --------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..   $  1,867,849    $  9,758,193    $    545,218
                                                ============================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2003

=============================================================================================
                                                INTERMEDIATE
                                                  TERM U.S.        MONEY      U.S. GOVERNMENT
                                                 GOVERNMENT        MARKET       MONEY MARKET
                                                  BOND FUND         FUND            FUND
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .............................   $  1,318,803    $  3,375,614    $  1,161,563
                                                --------------------------------------------

EXPENSES
Investment advisory fees ....................        174,270         906,629         399,491
Distribution expenses, Class A ..............        109,515         458,561         291,270
Distribution expenses, Class B ..............         17,439              --              --
Distribution expenses, Class C ..............         18,201              --              --
Distribution expenses, Class S ..............             --         431,849              --
Transfer agent fees, Class A ................         39,165         174,510         104,200
Transfer agent fees, Class B ................         12,000              --              --
Transfer agent fees, Class C ................         12,000              --              --
Transfer agent fees, Class S ................             --           8,000              --
Accounting services fees ....................         41,250          45,000          30,000
Custodian fees ..............................         23,535          60,000          34,600
Registration fees ...........................             --              --          14,965
Registration fees, Class A ..................         10,776          23,566              --
Registration fees, Class B ..................          9,627              --              --
Registration fees, Class C ..................          9,451              --              --
Registration fees, Class S ..................             --           8,191              --
Reports to shareholders .....................          1,528          35,149          17,826
Professional fees ...........................         18,912          28,727          25,153
Postage and supplies ........................         38,697         127,913          81,642
Trustees' fees and expenses .................          8,221           8,400           8,300
Administration fees .........................         12,547          82,843          30,073
Other expenses ..............................          2,526           3,555           1,980
                                                --------------------------------------------
TOTAL EXPENSES ..............................        559,660       2,402,893       1,039,500
Fees waived and/or expenses reimbursed
   by the Adviser ...........................       (184,367)       (576,865)       (249,860)
                                                --------------------------------------------
NET EXPENSES ................................        375,293       1,826,028         789,640
                                                --------------------------------------------

NET INVESTMENT INCOME .......................        943,510       1,549,586         371,923
                                                --------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
Net realized gains from security transactions        600,986          33,505           7,587
Net change in unrealized appreciation/
   depreciation on investments ..............       (480,773)             --              --
                                                --------------------------------------------
NET REALIZED AND UNREALIZED GAINS
   ON INVESTMENTS ...........................        120,213          33,505           7,587
                                                --------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..   $  1,063,723    $  1,583,091    $    379,510
                                                ============================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

==========================================================================================================
                                                  CORE BOND FUND                    HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR             YEAR
                                              ENDED            ENDED            ENDED            ENDED
                                             SEPT. 30,        SEPT. 30,        SEPT. 30,        SEPT. 30,
                                               2003             2002             2003             2002
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .................   $   1,469,219    $   1,837,449    $   4,268,734    $     942,918
Net realized gains (losses) from
   security transactions ..............         905,134        2,042,111          690,151         (167,535)
Net change in unrealized appreciation/
   depreciation on investments ........        (506,504)        (241,692)       4,799,308         (768,373)
                                          ----------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ....................       1,867,849        3,637,868        9,758,193            7,010
                                          ----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ...      (1,406,450)      (1,853,643)      (3,512,499)        (858,073)
From net investment income, Class B ...         (34,962)         (20,382)        (333,287)         (56,724)
From net investment income, Class C ...         (61,192)         (65,322)        (422,948)         (28,125)
From net realized gains, Class A ......        (188,385)              --               --          (10,686)
From net realized gains, Class B ......          (5,663)              --               --             (152)
From net realized gains, Class C ......         (10,251)              --               --             (158)
                                          ----------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ......      (1,706,903)      (1,939,347)      (4,268,734)        (953,918)
                                          ----------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .............      16,173,716       96,813,315       33,540,101       17,197,271
Reinvested distributions ..............       1,543,154        1,768,192        2,981,352          838,086
Payments for shares redeemed ..........     (18,620,394)     (97,378,974)     (12,963,634)        (664,951)
                                          ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS ....        (903,524)       1,202,533       23,557,819       17,370,406
                                          ----------------------------------------------------------------

CLASS B
Proceeds from shares sold .............         524,775        1,210,803        5,724,598        1,918,019
Reinvested distributions ..............          26,568           18,376           79,836           23,059
Payments for shares redeemed ..........        (495,495)        (113,274)        (651,647)         (29,210)
                                          ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
   SHARE TRANSACTIONS .................          55,848        1,115,905        5,152,787        1,911,868
                                          ----------------------------------------------------------------

CLASS C
Proceeds from shares sold .............       3,110,798        1,385,402       12,494,307        1,104,717
Reinvested distributions ..............          52,131           48,961          159,139           11,433
Payments for shares redeemed ..........      (3,711,919)        (572,464)      (2,957,788)        (204,180)
                                          ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS C TRANSACTIONS ..........        (548,990)         861,899        9,695,658          911,970
                                          ----------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS      (1,235,720)       4,878,858       43,895,723       19,247,336

NET ASSETS
Beginning of year .....................      46,113,923       41,235,065       27,384,905        8,137,569
                                          ----------------------------------------------------------------
End of year ...........................   $  44,878,203    $  46,113,923    $  71,280,628    $  27,384,905
                                          ================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

==========================================================================================================
                                               INSTITUTIONAL U.S.                 INTERMEDIATE TERM
                                                GOVERNMENT MONEY                   U.S. GOVERNMENT
                                                   MARKET FUND                        BOND FUND
----------------------------------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR             YEAR
                                              ENDED            ENDED            ENDED            ENDED
                                             SEPT. 30,        SEPT. 30,        SEPT. 30,        SEPT. 30,
                                               2003             2002             2003             2002
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .................   $     521,075    $   1,117,578    $     943,510    $   1,390,923
Net realized gains (losses) from
   security transactions ..............          24,143               (1)         600,986          874,398
Net change in unrealized appreciation/
   depreciation on investments ........              --               --         (480,773)        (227,956)
                                          ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS .........................         545,218        1,117,577        1,063,723        2,037,365
                                          ----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ...        (521,075)      (1,117,578)      (1,010,023)      (1,378,658)
From net investment income, Class B ...              --               --          (41,205)          (8,760)
From net investment income, Class C ...              --               --          (42,412)         (16,859)
                                          ----------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ......        (521,075)      (1,117,578)      (1,093,640)      (1,404,277)
                                          ----------------------------------------------------------------

CAPITAL CONTRIBUTION ..................              --               --          150,130               --
                                          ----------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .............     121,227,440      101,713,944       44,464,763       48,640,746
Reinvested distributions ..............         500,314        1,053,065          840,842        1,171,038
Payments for shares redeemed ..........    (125,453,427)    (127,810,053)     (52,683,778)     (50,501,508)
                                          ----------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS .........      (3,725,673)     (25,043,044)      (7,378,173)        (689,724)
                                          ----------------------------------------------------------------

CLASS B
Proceeds from shares sold .............              --               --        1,609,675        1,246,060
Reinvested distributions ..............              --               --           31,936            8,104
Payments for shares redeemed ..........              --               --       (1,250,687)        (123,803)
                                          ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS B SHARE TRANSACTIONS .........              --               --          390,924        1,130,361
                                          ----------------------------------------------------------------

CLASS C
Proceeds from shares sold .............              --               --        1,561,113        1,500,542
Reinvested distributions ..............              --               --           23,857           11,378
Payments for shares redeemed ..........              --               --       (1,355,216)        (375,792)
                                          ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS C SHARE TRANSACTIONS .........              --               --          229,754        1,136,128
                                          ----------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS      (3,701,530)     (25,043,045)      (6,637,282)       2,209,853

NET ASSETS
Beginning of year .....................      55,037,779       80,080,824       35,507,986       33,298,133
                                          ----------------------------------------------------------------
End of year ...........................   $  51,336,249    $  55,037,779    $  28,870,704    $  35,507,986
                                          ================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

==========================================================================================================
                                                      MONEY                        U.S. GOVERNMENT
                                                      MARKET                         MONEY MARKET
                                                       FUND                              FUND
----------------------------------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR             YEAR
                                              ENDED            ENDED            ENDED            ENDED
                                             SEPT. 30,        SEPT. 30,        SEPT. 30,        SEPT. 30,
                                               2003             2002             2003             2002
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .................   $   1,549,586    $   1,718,922    $     371,923    $     718,437
Net realized gains from security
   transactions .......................          33,505            7,440            7,587            1,831
                                          ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS .........................       1,583,091        1,726,362          379,510          720,268
                                          ----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ...      (1,261,158)      (1,750,681)        (371,923)        (718,444)
From net investment income, Class S ...        (288,428)              --               --               --
                                          ----------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ......      (1,549,586)      (1,750,681)        (371,923)        (718,444)
                                          ----------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .............     306,018,407      237,175,210      144,247,987      178,163,655
Reinvested distributions ..............       1,227,698        1,721,476          368,578          705,421
Payments for shares redeemed ..........    (299,222,415)    (209,192,629)    (153,542,826)    (161,489,086)
                                          ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS ....       8,023,690       29,704,057       (8,926,261)      17,379,990
                                          ----------------------------------------------------------------

CLASS S
Proceeds from shares sold .............     184,394,906               --               --               --
Reinvested distributions ..............         288,418               --               --               --
Payments for shares redeemed ..........     (76,323,576)              --               --               --
                                          ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS S SHARE TRANSACTIONS .........     108,359,748               --               --               --
                                          ----------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS     116,416,943       29,679,738       (8,918,674)      17,381,814

NET ASSETS
Beginning of period ...................     114,131,817       84,452,079       82,332,459       64,950,645
                                          ----------------------------------------------------------------
End of period .........................   $ 230,548,760    $ 114,131,817    $  73,413,785    $  82,332,459
                                          ================================================================

See accompanying notes to financial statements.

CORE BOND FUND - CLASS A
FINANCIAL HIGHLIGHTS

==============================================================================================================================
                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR      NINE MONTHS       YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                               SEPT. 30,     SEPT. 30,     SEPT. 30,     SEPT. 30,     DEC. 31,      DEC. 31,
                                                 2003          2002          2001         2000(A)        1999          1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $    10.23    $    10.04    $     9.50    $     9.47    $    10.39    $    10.22
                                              --------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ..................         0.34          0.44          0.53          0.48          0.59          0.55
   Net realized and unrealized
      gains (losses) on investments .......         0.09          0.21          0.54          0.03         (0.76)         0.30
                                              --------------------------------------------------------------------------------
Total from investment operations ..........         0.43          0.65          1.07          0.51         (0.17)         0.85
                                              --------------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income ...        (0.34)        (0.46)        (0.53)        (0.48)        (0.68)        (0.57)
   Distributions from net realized gains ..        (0.04)           --            --            --            --         (0.11)
   Return of capital ......................           --            --            --            --         (0.07)           --
                                              --------------------------------------------------------------------------------
Total distributions .......................        (0.38)        (0.46)        (0.53)        (0.48)        (0.75)        (0.68)
                                              --------------------------------------------------------------------------------

Net asset value at end of period ..........   $    10.28    $    10.23    $    10.04    $     9.50    $     9.47    $    10.39
                                              ================================================================================

Total return(B) ...........................        4.31%         6.66%        11.61%         5.50%(C)     (1.68%)        8.56%
                                              ================================================================================

Net assets at end of period (000's) .......   $   41,787    $   42,530    $   39,683    $   22,086    $    4,310    $    4,924
                                              ================================================================================

Ratio of net expenses to
   average net assets .....................        0.90%         0.90%         0.90%         0.90%(D)      0.90%         0.90%

Ratio of net investment income
   to average net assets ..................        3.22%         4.37%         5.41%         6.16%(D)      5.92%         5.68%

Portfolio turnover rate ...................         263%          205%           93%          126%(D)        57%          170%

(A) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

CORE BOND FUND - CLASS B
FINANCIAL HIGHLIGHTS

====================================================================================
                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------
                                                 YEAR          YEAR         PERIOD
                                                ENDED         ENDED         ENDED
                                               SEPT. 30,     SEPT. 30,     SEPT. 30,
                                                 2003          2002         2001(A)
------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $     9.73    $     9.59    $     9.33
                                              --------------------------------------

Income from investment operations:
   Net investment income ..................         0.24          0.39          0.18
   Net realized and unrealized gains
      on investments ......................         0.09          0.16          0.26
                                              --------------------------------------
Total from investment operations ..........         0.33          0.55          0.44
                                              --------------------------------------

Less distributions:
   Dividends from net investment income ...        (0.27)        (0.41)        (0.18)
   Distributions from net realized gains ..        (0.04)           --            --
                                              --------------------------------------
Total distributions .......................        (0.31)        (0.41)        (0.18)
                                              --------------------------------------

Net asset value at end of period ..........   $     9.75    $     9.73    $     9.59
                                              ======================================

Total return(B) ...........................        3.49%         5.89%         4.78%(C)
                                              ======================================

Net assets at end of period (000's) .......   $    1,220    $    1,163    $       30
                                              ======================================

Ratio of net expenses to average net assets        1.65%         1.65%         1.60%(D)

Ratio of net investment income
   to average net assets ..................        2.46%         3.64%         4.29%(D)

Portfolio turnover rate ...................         263%          205%           93%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

CORE BOND FUND - CLASS C
FINANCIAL HIGHLIGHTS

================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR       NINE MONTHS      YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                               SEPT. 30,     SEPT. 30,     SEPT. 30,     SEPT. 30,     DEC. 31,
                                                 2003          2002          2001         2000(B)       1999(A)
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $     9.74    $     9.59    $     9.07    $     9.15    $    10.08
                                              ------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ..................         0.24          0.37          0.45          0.37          0.51
   Net realized and unrealized gains
      (losses) on investments .............         0.09          0.17          0.53         (0.03)        (0.75)
                                              ------------------------------------------------------------------
Total from investment operations ..........         0.33          0.54          0.98          0.34         (0.24)
                                              ------------------------------------------------------------------

Less distributions:
   Dividends from net investment
      income ..............................        (0.27)        (0.39)        (0.46)        (0.42)        (0.62)
   Distributions from net realized gains ..        (0.04)           --            --            --            --
   Return of capital ......................           --            --            --            --         (0.07)
                                              ------------------------------------------------------------------
Total distributions .......................        (0.31)        (0.39)        (0.46)        (0.42)        (0.69)
                                              ------------------------------------------------------------------

Net asset value at end of period ..........   $     9.76    $     9.74    $     9.59    $     9.07    $     9.15
                                              ==================================================================

Total return(C) ...........................        3.47%         5.82%        11.10%         3.87%(D)     (2.41%)
                                              ==================================================================

Net assets at end of period (000's) .......   $    1,871    $    2,421    $    1,522    $      992    $      998
                                              ==================================================================

Ratio of net expenses to
   average net assets .....................        1.65%         1.65%         1.65%         1.65%(E)      1.65%

Ratio of net investment income to
   average net assets .....................        2.49%         3.70%         4.73%         5.41%(E)      5.18%

Portfolio turnover rate ...................         263%          205%           93%          126%(E)       120%

(A) Represents the period from commencement of operations (January 1, 1999) through December 31, 1999.

(B) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

HIGH YIELD FUND - CLASS A
FINANCIAL HIGHLIGHTS

==================================================================================================
                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR         PERIOD
                                                ENDED         ENDED         ENDED         ENDED
                                               SEPT. 30,     SEPT. 30,     SEPT. 30,     SEPT. 30,
                                                 2003          2002          2001         2000(A)
--------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $     8.59    $     9.07    $    10.09    $    10.00
                                              ----------------------------------------------------

Income (loss) from investment operations:
   Net investment income ..................         0.75          0.72          0.90          0.33
   Net realized and unrealized gains
      (losses) on investments .............         1.04         (0.47)        (1.01)         0.09
                                              ----------------------------------------------------
Total from investment operations ..........         1.79          0.25         (0.11)         0.42
                                              ----------------------------------------------------

Less distributions:
   Dividends from net investment income ...        (0.74)        (0.72)        (0.90)        (0.33)
   Distributions from net realized gains ..           --         (0.01)        (0.01)           --
                                              ----------------------------------------------------
Total distributions .......................        (0.74)        (0.73)        (0.91)        (0.33)
                                              ----------------------------------------------------

Net asset value at end of period ..........   $     9.64    $     8.59    $     9.07    $    10.09
                                              ====================================================

Total return(B) ...........................       21.60%         2.50%        (1.34%)        4.20%(C)
                                              ====================================================

Net assets at end of period (000's) .......   $   52,822    $   24,609    $    7,991    $    7,327
                                              ====================================================

Ratio of net expenses to
   average net assets .....................        1.05%         1.05%         1.05%         1.04%(D)

Ratio of net investment income to
   average net assets .....................        8.17%         7.79%         9.20%         7.77%(D)

Portfolio turnover rate ...................          64%           53%           67%           13%(D)

(A) Represents the period from commencement of operations (May 1, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

HIGH YIELD FUND - CLASS B
FINANCIAL HIGHLIGHTS

====================================================================================
                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------
                                                 YEAR          YEAR         PERIOD
                                                ENDED         ENDED         ENDED
                                               SEPT. 30,     SEPT. 30,     SEPT. 30,
                                                 2003          2002         2001(A)
------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $     8.59    $     9.08    $     9.85
                                              --------------------------------------

Income (loss) from investment operations:
   Net investment income ..................         0.68          0.66          0.35
   Net realized and unrealized gains
      (losses) on investments .............         1.04         (0.48)        (0.76)
                                              --------------------------------------
Total from investment operations ..........         1.72          0.18         (0.41)
                                              --------------------------------------

Less distributions:
   Dividends from net investment income ...        (0.68)        (0.66)        (0.35)
   Distributions from net realized gains ..           --         (0.01)        (0.01)
                                              --------------------------------------
Total distributions .......................        (0.68)        (0.67)        (0.36)
                                              --------------------------------------

Net asset value at end of period ..........   $     9.63    $     8.59    $     9.08
                                              ======================================

Total return(B) ...........................       20.67%         1.80%        (4.38%)(C)
                                              ======================================

Net assets at end of period (000's) .......   $    7,384    $    1,854    $       75
                                              ======================================

Ratio of net expenses to average net assets        1.80%         1.80%         1.78%(D)

Ratio of net investment income
   to average net assets ..................        7.31%         6.93%         8.34%(D)

Portfolio turnover rate ...................          64%           53%           67%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

HIGH YIELD FUND - CLASS C
FINANCIAL HIGHLIGHTS

==================================================================================================
                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR         PERIOD
                                                ENDED         ENDED         ENDED         ENDED
                                               SEPT. 30,     SEPT. 30,     SEPT. 30,     SEPT. 30,
                                                 2003          2002          2001         2000(A)
--------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $     8.60    $     9.09    $    10.11    $    10.00
                                              ----------------------------------------------------

Income (loss) from investment operations:
   Net investment income ..................         0.68          0.66          0.83          0.27
   Net realized and unrealized gains
      (losses) on investments .............         1.04         (0.48)        (1.01)         0.15
                                              ----------------------------------------------------
Total from investment operations ..........         1.72          0.18         (0.18)         0.42
                                              ----------------------------------------------------

Less distributions:
   Dividends from net investment income ...        (0.68)        (0.66)        (0.83)        (0.27)
   Distributions from net realized gains ..           --         (0.01)        (0.01)        (0.04)
                                              ----------------------------------------------------
Total distributions .......................        (0.68)        (0.67)        (0.84)        (0.31)
                                              ----------------------------------------------------

Net asset value at end of period ..........   $     9.64    $     8.60    $     9.09    $    10.11
                                              ====================================================

Total return(B) ...........................       20.70%         1.74%        (2.03%)        4.21%(C)
                                              ====================================================

Net assets at end of period (000's) .......   $   11,075    $      922    $       72    $       12
                                              ====================================================

Ratio of net expenses to average net assets        1.80%         1.80%         1.80%         1.80%(D)

Ratio of net investment income to
   average net assets .....................        7.23%         6.96%         8.37%         7.91%(D)

Portfolio turnover rate ...................          64%           53%           67%           13%(D)

(A) Represents the period from commencement of operations (May 23, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

================================================================================================================
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED SEPTEMBER 30,
                                              ------------------------------------------------------------------
                                                 2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ......   $    1.000    $    1.000    $    1.000    $    1.000    $    1.000
                                              ------------------------------------------------------------------

Net investment income .....................        0.011         0.018         0.049         0.057         0.047
                                              ------------------------------------------------------------------

Net realized gains (losses)
   on investments .........................        0.000(A)     (0.000)(A)        --            --            --
                                              ------------------------------------------------------------------

Dividends from net investment income ......       (0.011)       (0.018)       (0.049)       (0.057)       (0.047)
                                              ------------------------------------------------------------------

Net asset value at end of year ............   $    1.000    $    1.000    $    1.000    $    1.000    $    1.000
                                              ==================================================================

Total return ..............................        1.05%         1.81%         5.02%         5.83%         4.78%
                                              ==================================================================

Net assets at end of year (000's) .........   $   51,336    $   55,038    $   80,081    $   58,306    $   49,848
                                              ==================================================================

Ratio of net expenses to
   average net assets .....................        0.40%         0.40%         0.40%         0.40%         0.40%(B)

Ratio of net investment income to
   average net assets .....................        1.07%         1.83%         4.90%         5.73%         4.68%

(A)  Amount rounds to less than $0.0005.

(B) Absent voluntary fee waivers, the ratio of expenses to average net assets would have been 0.47% for the year ended September 30, 1999.

See accompanying notes to financial statements.

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
- CLASS A
FINANCIAL HIGHLIGHTS

================================================================================================================
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED SEPTEMBER 30,
                                              ------------------------------------------------------------------
                                                 2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ......   $    11.18    $    10.92    $    10.27    $    10.34    $    11.15
                                              ------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ..................         0.30          0.46          0.55          0.59          0.60
   Net realized and unrealized gains
      (losses) on investments .............         0.04          0.26          0.65         (0.07)        (0.81)
                                              ------------------------------------------------------------------
Total from investment operations ..........         0.34          0.72          1.20          0.52         (0.21)
                                              ------------------------------------------------------------------

Dividends from net investment income ......        (0.36)        (0.46)        (0.55)        (0.59)        (0.60)
                                              ------------------------------------------------------------------

Capital contribution ......................         0.06            --            --            --            --
                                              ------------------------------------------------------------------

Net asset value at end of year ............   $    11.22    $    11.18    $    10.92    $    10.27    $    10.34
                                              ==================================================================

Total return(A) ...........................        3.64%(B)      6.83%        11.94%         5.29%        (1.93%)
                                              ==================================================================

Net assets at end of year (000's) .........   $   25,741    $   33,011    $   33,118    $   35,896    $   45,060
                                              ==================================================================

Ratio of net expenses to
   average net assets .....................        0.99%         0.99%         0.99%         0.99%         0.99%

Ratio of net investment income to
   average net assets .....................        2.80%         4.22%         5.19%         5.87%         5.59%

Portfolio turnover rate ...................         132%          156%           53%           27%           58%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Total return would have been 3.10% without the capital contribution made by the Adviser and affiliates.

See accompanying notes to financial statements.

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
- CLASS B
FINANCIAL HIGHLIGHTS

====================================================================================
                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------
                                                 YEAR          YEAR         PERIOD
                                                ENDED         ENDED         ENDED
                                               SEPT. 30,     SEPT. 30,     SEPT. 30,
                                                 2003          2002         2001(A)
------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $    11.18    $    10.92    $    10.59
                                              --------------------------------------

Income from investment operations:
   Net investment income ..................         0.22          0.37          0.19
   Net realized and unrealized gains
      on investments ......................         0.03          0.26          0.33
                                              --------------------------------------
Total from investment operations ..........         0.25          0.63          0.52
                                              --------------------------------------

Dividends from net investment income ......        (0.27)        (0.37)        (0.19)
                                              --------------------------------------

Capital contribution ......................         0.06            --            --
                                              --------------------------------------

Net asset value at end of period ..........   $    11.22    $    11.18    $    10.92
                                              ======================================

Total return(B) ...........................        2.78%(C)      5.97%         4.96%(D)
                                              ======================================

Net assets at end of period (000's) .......   $    1,571    $    1,171    $       20
                                              ======================================

Ratio of net expenses to average net assets        1.83%         1.83%         1.83%(E)

Ratio of net investment income to
   average net assets .....................        1.93%         3.14%         4.02%(E)

Portfolio turnover rate ...................         132%          156%           53%(E)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C) Total return would have been 2.27% without the capital contribution made by the Adviser and affiliates.

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
- CLASS C
FINANCIAL HIGHLIGHTS

====================================================================================
                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------
                                                 YEAR          YEAR         PERIOD
                                                ENDED         ENDED         ENDED
                                               SEPT. 30,     SEPT. 30,     SEPT. 30,
                                                 2003          2002         2001(A)
------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $    11.17    $    10.91    $    10.65
                                              --------------------------------------

Income from investment operations:
   Net investment income ..................         0.20          0.37          0.29
   Net realized and unrealized gains
      on investments ......................         0.04          0.26          0.26
                                              --------------------------------------
Total from investment operations ..........         0.24          0.63          0.55
                                              --------------------------------------

Dividends from net investment income ......        (0.26)        (0.37)        (0.29)
                                              --------------------------------------

Capital contribution ......................         0.06            --            --
                                              --------------------------------------

Net asset value at end of period ..........   $    11.21    $    11.17    $    10.91
                                              ======================================

Total return(B) ...........................        2.75%(C)      5.93%         5.29%(D)
                                              ======================================

Net assets at end of period (000's) .......   $    1,558    $    1,325    $      160
                                              ======================================

Ratio of net expenses to average net assets        1.85%         1.85%         1.85%(E)

Ratio of net investment income
   to average net assets ..................        1.90%         3.24%         4.14%(E)

Portfolio turnover rate ...................         132%          156%           53%(E)

(A) Represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C) Total return would have been 2.23% without the capital contribution made by the Adviser and affiliates.

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

MONEY MARKET FUND - CLASS A
FINANCIAL HIGHLIGHTS

================================================================================================================
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED SEPTEMBER 30,
                                              ------------------------------------------------------------------
                                                 2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------

Net asset value at beginning of year ......   $    1.000    $    1.000    $    1.000    $    1.000    $    1.000
                                              ------------------------------------------------------------------

Net investment income .....................        0.010         0.020         0.048         0.056         0.046
                                              ------------------------------------------------------------------

Net realized gains on investments .........        0.000(A)      0.000(A)         --            --            --
                                              ------------------------------------------------------------------

Dividends from net investment income ......       (0.010)       (0.020)       (0.048)       (0.056)       (0.046)
                                              ------------------------------------------------------------------

Net asset value at end of year ............   $    1.000    $    1.000    $    1.000    $    1.000    $    1.000
                                              ==================================================================

Total return ..............................        0.98%         2.05%         4.91%         5.79%         4.74%
                                              ==================================================================

Net assets at end of year (000's) .........   $  122,173    $  114,132    $   84,452    $   42,935    $   23,198
                                              ==================================================================

Ratio of net expenses to
   average net assets .....................        0.76%         0.65%         0.65%         0.65%         0.65%(B)

Ratio of net investment income
   to average net assets ..................        0.96%         1.96%         4.60%         5.75%         4.63%

(A)  Amount rounds to less than $0.0005.

(B) Absent voluntary fee waivers, the ratio of expenses to average net assets would have been 1.11% for the year ended September 30, 1999.

See accompanying notes to financial statements.

MONEY MARKET FUND - CLASS S
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2003(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .........................   $    1.000
                                                                   ----------

Net investment income ..........................................        0.003
                                                                   ----------

Dividends from net investment income ...........................       (0.003)
                                                                   ----------

Net asset value at end of period ...............................   $    1.000
                                                                   ==========

Total return ...................................................        0.40%(B)
                                                                   ==========

Net assets at end of period (000's) ............................   $  108,375
                                                                   ==========

Ratio of net expenses to average net assets ....................        1.15%(B)

Ratio of net investment income to average net assets ...........        0.40%(B)

(A) Represents the period from commencement of operations (February 3, 2003) through September 30, 2003.

(B)  Annualized.

See accompanying notes to financial statements.

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

================================================================================================================
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED SEPTEMBER 30,
                                              ------------------------------------------------------------------
                                                 2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ......   $    1.000    $    1.000    $    1.000    $    1.000    $    1.000
                                              ------------------------------------------------------------------

Net investment income .....................        0.004         0.010         0.041         0.049         0.040
                                              ------------------------------------------------------------------

Net realized gains on investments .........        0.000(A)      0.000(A)         --            --            --
                                              ------------------------------------------------------------------

Dividends from net investment income ......       (0.004)       (0.010)       (0.041)       (0.049)       (0.040)
                                              ------------------------------------------------------------------

Net asset value at end of year ............   $    1.000    $    1.000    $    1.000    $    1.000    $    1.000
                                              ==================================================================

Total return ..............................        0.44%         1.03%         4.18%         5.02%         4.02%
                                              ==================================================================

Net assets at end of year (000's) .........   $   73,414    $   82,332    $   64,951    $   79,870    $  110,060
                                              ==================================================================

Ratio of net expenses to
   average net assets .....................        0.95%         0.95%         0.95%         0.95%         0.95%

Ratio of net investment income to
   average net assets .....................        0.45%         1.02%         4.23%         4.86%         3.95%

(A)  Amount rounds to less than $0.0005.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
================================================================================

1.   ORGANIZATION

The Core Bond Fund, High Yield Fund, Institutional U.S. Government Money Market Fund, Intermediate Term U.S. Government Bond Fund, Money Market Fund, and U.S. Government Money Market Fund, (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital, by investing primarily in bonds (at least 80% of assets). The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 65% of total assets in investment grade securities. Capital appreciation is a secondary goal.

The High Yield Fund seeks to achieve a high level of income as its main goal. The Fund invests primarily in non-investment grade debt securities (at least 80% of assets). The Fund expects to have an average maturity of between 6 and 10 years, but it may vary between 4 and 12 years. Capital appreciation is a secondary consideration.

The Institutional U.S. Government Money Market Fund seeks high current income, consistent with the protection of capital, by investing primarily (at least 80% of assets) in securities issued by the U.S. Treasury or agencies of the U.S. Government, including mortgage-related U.S. Government securities.

The Intermediate Term U.S. Government Bond Fund seeks high current income, consistent with the protection of capital, by investing primarily in U.S.
Government  bonds (at  least 80% of  assets),  including  mortgage-related  U.S.
Government securities. The dollar-weighted average maturity of the Fund's portfolio normally will be between 3 and 10 years. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.

The Money Market Fund seeks high current  income,  consistent with liquidity and
stability  of  principal.   The  Fund  invests  in  high-quality   money  market
instruments.

The U.S. Government Money Market Fund seeks high current income, consistent with the protection of capital, by investing primarily (at least 80% of assets) in securities issued by the U.S. Government, or its agencies, including mortgage-related U.S. Government securities.

The Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund are each authorized to offer three classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets). Each Class A, Class B and Class C share of a Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which is expected to cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.35% of average daily net assets of Class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets of Class S shares). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation - Investment securities in the Institutional U.S. Government Money Market Fund, Money Market Fund and U.S. Government Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Investment securities in the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees.

Portfolio Securities Loaned - As of September 30, 2003, the High Yield Fund had loaned corporate bonds having a fair value of approximately $4,422,246 and had received collateral valued at $4,537,692 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

The High Yield Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Repurchase agreements - Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Dollar Roll Transactions - The Core Bond Fund and the Intermediate Term U.S. Government Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.

Share valuation - The net asset value per share of each class of shares of the Core Bond Fund, High Yield Fund, Intermediate Term U.S. Government Bond Fund and Money Market Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Institutional U.S. Government Money Market Fund and U.S. Government Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Institutional U.S. Government Money Market Fund, Money Market Fund and U.S. Government Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class B and Class C shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund is equal to the net asset value per share.

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, redemptions of Class B and Class C shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income - Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate accounting principles generally accepted in the United States.

Distributions to shareholders - Dividends arising from net investment income are distributed daily and paid on the last business day of each month to shareholders of each Fund, except for Core Bond Fund and High Yield Fund which are distributed and paid monthly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Core Bond Fund, High Yield Fund, Intermediate Term U.S. Government Bond Fund and Money Market Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionately among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended September 30, 2003 and 2002 was as follows:

----------------------------------------------------------------------------------------------------------------
                                                                                              INSTITUTIONAL
                                                                                             U.S. GOVERNMENT
                                            CORE BOND                 HIGH YIELD               MONEY MARKET
                                               FUND                      FUND                      FUND
----------------------------------------------------------------------------------------------------------------
                                        2003         2002         2003         2002         2003         2002
----------------------------------------------------------------------------------------------------------------
From ordinary income .............   $1,502,604   $1,939,347   $4,268,734   $  953,918   $  521,075   $1,117,578
From long-term capital gains .....      204,299           --           --           --           --           --
                                     ---------------------------------------------------------------------------
                                     $1,706,903   $1,939,347   $4,268,734   $  953,918   $  521,075   $1,117,578
                                     ---------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                        INTERMEDIATE TERM                                    U.S. GOVERNMENT
                                         U.S. GOVERNMENT             MONEY MARKET              MONEY MARKET
                                            BOND FUND                    FUND                      FUND
----------------------------------------------------------------------------------------------------------------
                                        2003         2002         2003         2002         2003         2002
----------------------------------------------------------------------------------------------------------------
From ordinary income .............   $1,093,640   $1,404,277   $1,549,586   $1,750,681   $  371,923   $  718,444
                                     ---------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Reclassification of capital accounts - These reclassifications have no impact on the net asset value of the Funds and are designed to present the Funds' capital accounts on a tax basis. Reclassifications result primarily from the difference in the tax treatment of paydown securities and expiration of capital loss carryforwards.

------------------------------------------------------------------------------------------------------
                                                                         UNDISTRIBUTED   ACCUMULATED
                                                            PAID-IN     NET INVESTMENT   NET REALIZED
                                                            CAPITAL         INCOME      GAINS (LOSSES)
------------------------------------------------------------------------------------------------------
Core Bond Fund ........................................   $       --      $  220,500     $ (220,500)
Institutional U.S. Government Money Market Fund .......      (13,614)             --         13,614
Intermediate Term U.S. Government Bond Fund ...........           --         152,761       (152,761)
------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of September 30, 2003:

--------------------------------------------------------------------------------
                                                                   INTERMEDIATE
                                                                     TERM U.S.
                                    CORE BOND       HIGH YIELD      GOVERNMENT
                                       FUND            FUND          BOND FUND
--------------------------------------------------------------------------------
Cost of portfolio investments ...  $ 43,696,367    $ 66,169,205    $ 32,545,936

Gross unrealized appreciation ...       848,720       3,911,859         634,430

Gross unrealized depreciation ...      (108,666)       (652,727)        (30,201)
                                   --------------------------------------------
Net unrealized appreciation .....       740,054       3,259,132         604,229
                                   ============================================
Capital loss carryforward .......            --              --      (1,166,436)
                                   ============================================
Undistributed ordinary income ...       365,330         796,744          14,137
                                   ============================================
Undistributed long-term gains ...       519,709              --              --
                                   ============================================
Post-October losses .............            --        (180,927)             --
                                   ============================================
Other temporary differences .....        (3,375)       (137,629)        (11,506)
                                   ============================================
   Accumulated earnings (deficit)  $  1,621,718    $  3,737,320    $   (559,576)
                                   ============================================
--------------------------------------------------------------------------------

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

--------------------------------------------------------------------------------
                                  INSTITUTIONAL
                                 U.S. GOVERNMENT                 U.S. GOVERNMENT
                                   MONEY MARKET    MONEY MARKET    MONEY MARKET
                                       FUND            FUND            FUND
--------------------------------------------------------------------------------
Cost of portfolio investments ...  $ 51,016,496    $230,375,671    $ 72,984,389
                                   ============================================
Undistributed ordinary income ...        24,551          30,419           6,050
                                   ============================================
Other temporary differences .....        (1,010)           (246)           (101)
                                   ============================================
   Accumulated earnings .........  $     23,541    $     30,173    $      5,949
                                   ============================================
--------------------------------------------------------------------------------

As of September 30, 2003, the Funds had the following capital loss carryforwards for federal income tax purposes.

--------------------------------------------------------------------------------
                                                                       EXPIRES
FUND                                                    AMOUNT      SEPTEMBER 30
--------------------------------------------------------------------------------
Intermediate Term U.S. Government Bond Fund .......   $  814,739        2004
                                                         221,155        2005
                                                           8,095        2006
                                                         122,447        2009
--------------------------------------------------------------------------------

In addition, the High Yield Fund elected to defer until its subsequent tax year $180,927 of capital losses incurred after October 31, 2002. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the year ended September 30, 2003:

------------------------------------------------------------------------------------------
                                                                              INTERMEDIATE
                                                    CORE           HIGH         TERM U.S.
                                                    BOND          YIELD        GOVERNMENT
                                                    FUND           FUND         BOND FUND
------------------------------------------------------------------------------------------
Purchases of investment securities ..........   $116,128,407   $ 66,962,039   $ 42,127,984
                                                ------------------------------------------
Proceeds from sales and maturities of
   investment securities ....................   $119,773,798   $ 31,758,227   $ 46,993,210
                                                ------------------------------------------
------------------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, Underwriter and Integrated are each a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT
The Adviser provides general investment supervisory services for the Funds, under the terms of a management agreement. Under the Management Agreement, the Core Bond Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its average daily net assets up to $100 million; 0.45% of such net assets from $100 million to $200 million; 0.40% of such net assets from $200 million to $300 million; and 0.35% of such net assets in excess of $300 million. The High Yield Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.60% of its average daily net assets up to $100 million; 0.55% of such net assets from $100 million to $200 million; 0.50% of such net assets from $200 million to $300 million; and 0.45% of such net assets in excess of $300 million. The Institutional U.S. Government Money Market Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.20% of its average daily net assets. The Intermediate Term U.S. Government Bond Fund, Money Market Fund and U.S. Government Money Market Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $50 million; 0.45% of such net assets from $50 million to $150 million; 0.40% of such net assets from $150 million to $250 million; and 0.375% of such net assets in excess of $250 million.

The Adviser has entered into an agreement to contractually limit operating expenses of certain Funds. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund. The Adviser has agreed to waive advisory fees and/or reimburse expenses in order to limit total annual fund operating expenses as follows:
Institutional U.S. Government Money Market Fund - 0.40%; Intermediate Term U.S. Government Bond Fund - 0.99% for Class A shares, 1.83% for Class B shares and 1.85% for Class C shares; Money Market Fund - 0.85% for Class A shares and 1.15% for Class S shares; U.S. Government Money Market Fund - 0.95%. These expense limitations will remain in effect through at least September 30, 2004.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Pursuant to a Sponsor Agreement, between the Adviser and the Trust, the Adviser has agreed to waive its fees and reimburse expenses in order to limit certain Fund's total annual fund operating expenses as follows: Core Bond Fund - 0.90% for Class A shares, 1.65% for Class B and Class C shares; High Yield Fund - 1.05% for Class A shares, 1.80% for Class B and Class C shares. The fee waivers and expense limitations will remain in effect through at least September 30, 2004.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund.

TRANSFER AGENT AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund subject to a minimum monthly fee for each Fund or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net asset levels from each Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $4,249, $43,164 and $7,455 from underwriting and broker commissions on the sale of shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund, respectively, for the year ended September 30, 2003.

PLANS OF DISTRIBUTION
The Trust has adopted a Plan of Distribution for each Fund under which each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. Class A shares of the Core Bond Fund, High Yield Fund, Intermediate Term U.S. Government Bond Fund and Money Market Fund may each pay an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Class B and Class C shares of the Core Bond Fund, High Yield Fund, Intermediate Term U.S. Government Bond Fund and Class S shares of the Money Market Fund may each pay an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B, Class C and Class S shares. However, the current 12b-1 fees for Class S shares of the Money Market Fund are limited to an annual fee of up to 0.60% of average daily net assets that are attributable to Class S shares. The plan allows the Institutional U.S. Government Money Market Fund to pay an annual fee of up to 0.10% of its average daily net assets and U.S. Government Money Market Fund to pay an annual fee up to 0.35% of its average daily net assets for the sale and distribution of shares.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

SPONSOR AGREEMENT
The Trust, on behalf of the Core Bond Fund and High Yield Fund, has entered into a Sponsor Agreement with the Adviser. The Adviser provides oversight of the various service providers to the Core Bond Fund and High Yield Fund, including the administrator and custodian. The Adviser receives a fee from the Core Bond Fund and High Yield Fund equal on an annual basis to 0.20% of the average daily net assets of the respective Fund. The Adviser has agreed to waive all fees until September 30, 2004, as needed to maintain each Fund's expenses at a set level.

During the year ended September 30, 2003, the Adviser and affiliates made capital contributions to the Intermediate Term U.S. Government Bond Fund totaling $150,130.

5.   CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the years shown:

--------------------------------------------------------------------------------
                                                           CORE BOND FUND
                                                               CLASS A
--------------------------------------------------------------------------------
                                                          YEAR          YEAR
                                                         ENDED         ENDED
                                                        SEPT. 30,     SEPT. 30,
                                                          2003          2002
--------------------------------------------------------------------------------
Shares sold ........................................    1,575,887     9,778,445
Shares reinvested ..................................      151,070       177,257
Shares redeemed ....................................   (1,818,024)   (9,749,234)
                                                       ------------------------
Net increase (decrease) in shares outstanding ......      (91,067)      206,468
Shares outstanding, beginning of year ..............    4,157,511     3,951,043
                                                       ------------------------
Shares outstanding, end of year ....................    4,066,444     4,157,511
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                           CORE BOND FUND              CORE BOND FUND
                                                               CLASS B                     CLASS C
-----------------------------------------------------------------------------------------------------------
                                                          YEAR          YEAR          YEAR          YEAR
                                                         ENDED         ENDED         ENDED         ENDED
                                                        SEPT. 30,     SEPT. 30,     SEPT. 30,     SEPT. 30,
                                                          2003          2002          2003          2002
-----------------------------------------------------------------------------------------------------------
Shares sold ........................................       53,840       126,243       317,428       144,849
Shares reinvested ..................................        2,743         1,925         5,368         5,145
Shares redeemed ....................................      (51,013)      (11,743)     (379,828)      (60,023)
                                                       ----------------------------------------------------
Net increase (decrease) in
   shares outstanding ..............................        5,570       116,425       (57,032)       89,971
Shares outstanding, beginning of year ..............      119,536         3,111       248,705       158,734
                                                       ----------------------------------------------------
Shares outstanding, end of year ....................      125,106       119,536       191,673       248,705
-----------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================



-----------------------------------------------------------------------------------------------------------
                                                             HIGH YIELD                   HIGH YIELD
                                                                FUND                        FUND
                                                               CLASS A                     CLASS B
-----------------------------------------------------------------------------------------------------------
                                                          YEAR          YEAR          YEAR          YEAR
                                                         ENDED         ENDED         ENDED         ENDED
                                                        SEPT. 30,     SEPT. 30,     SEPT. 30,     SEPT. 30,
                                                          2003          2002          2003          2002
-----------------------------------------------------------------------------------------------------------
Shares sold ........................................    3,645,176     1,965,160       611,839       208,327
Shares reinvested ..................................      321,656        92,485         8,540         2,567
Shares redeemed ....................................   (1,355,561)      (72,962)      (69,563)       (3,333)
                                                       ----------------------------------------------------
Net increase in shares outstanding .................    2,611,271     1,984,683       550,816       207,561
Shares outstanding, beginning of year ..............    2,865,744       881,061       215,841         8,280
                                                       ----------------------------------------------------
Shares outstanding, end of year ....................    5,477,015     2,865,744       766,657       215,841
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                               HIGH YIELD
                                                                 FUND
                                                                CLASS C
--------------------------------------------------------------------------------
                                                          YEAR          YEAR
                                                         ENDED         ENDED
                                                        SEPT. 30,     SEPT. 30,
                                                          2003          2002
--------------------------------------------------------------------------------
Shares sold ........................................    1,338,864       119,943
Shares reinvested ..................................       16,844         1,267
Shares redeemed ....................................     (314,167)      (21,887)
                                                       ------------------------
Net increase in shares outstanding .................    1,041,541        99,323
Shares outstanding, beginning of year ..............      107,156         7,833
                                                       ------------------------
Shares outstanding, end of year ....................    1,148,697       107,156
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

-----------------------------------------------------------------------------------------------------------
                                                       INTERMEDIATE TERM U.S.      INTERMEDIATE TERM U.S.
                                                        GOVERNMENT BOND FUND        GOVERNMENT BOND FUND
                                                               CLASS A                     CLASS B
-----------------------------------------------------------------------------------------------------------
                                                          YEAR          YEAR          YEAR          YEAR
                                                         ENDED         ENDED         ENDED         ENDED
                                                        SEPT. 30,     SEPT. 30,     SEPT. 30,     SEPT. 30,
                                                          2003          2002          2003          2002
-----------------------------------------------------------------------------------------------------------
Shares sold ........................................    3,966,050     4,494,266       144,316       113,472
Shares reinvested ..................................       75,230       107,879         2,856           737
Shares redeemed ....................................   (4,699,679)   (4,681,692)     (111,926)      (11,241)
                                                       ----------------------------------------------------
Net increase (decrease) in shares
   outstanding .....................................     (658,399)      (79,547)       35,246       102,968
Shares outstanding, beginning of year ..............    2,953,217     3,032,764       104,785         1,817
                                                       ----------------------------------------------------
Shares outstanding, end of year ....................    2,294,818     2,953,217       140,031       104,785
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        INTERMEDIATE TERM U.S.
                                                         GOVERNMENT BOND FUND
                                                                CLASS C
--------------------------------------------------------------------------------
                                                          YEAR          YEAR
                                                         ENDED         ENDED
                                                        SEPT. 30,     SEPT. 30,
                                                          2003          2002
--------------------------------------------------------------------------------
Shares sold ........................................      139,917       136,971
Shares reinvested ..................................        2,136         1,043
Shares redeemed ....................................     (121,670)      (34,066)
                                                       ------------------------
Net increase in shares outstanding .................       20,383       103,948
Shares outstanding, beginning of year ..............      118,665        14,717
                                                       ------------------------
Shares outstanding, end of year ....................      139,048       118,665
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6.   MANAGEMENT OF THE TRUST (UNAUDITED)

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.543.0407.

INTERESTED TRUSTEES1:

NAME                            POSITION(S)   TERM OF OFFICE2                                   NUMBER OF FUNDS      OTHER
ADDRESS                         HELD WITH     AND LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN IN THE      DIRECTORSHIPS
AGE                             TRUST         TIME SERVED         DURING PAST 5 YEARS           TOUCHSTONE FAMILY3   HELD4
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                Trustee       Until retirement    President and a director of          29            Director of
Touchstone Advisors, Inc.                     at age 75 or        IFS Financial Services, Inc.                       LaRosa's (a
221 East Fourth Street                        until she resigns   (a holding company),                               restaurant
Cincinnati, OH                                or is removed       Touchstone Advisors, Inc. (the                     chain).
Age: 47                                       Trustee since       Trust's investment advisor)
                                              1999                and Touchstone Securities,
                                                                  Inc. (the Trust's
                                                                  distributor). She is Senior
                                                                  Vice President of The Western
                                                                  and Southern Life Insurance
                                                                  Company and a director of
                                                                  Capital Analysts Incorporated
                                                                  (a registered investment
                                                                  advisor and broker-dealer),
                                                                  Integrated Fund Services, Inc.
                                                                  (the Trust's administrator and
                                                                  transfer agent) and IFS Fund
                                                                  Distributors, Inc. (a
                                                                  registered broker-dealer). She
                                                                  is also President and a
                                                                  director of IFS Agency
                                                                  Services, Inc. (an insurance
                                                                  agency), W&S Financial Group
                                                                  Distributors, Inc. and Fort
                                                                  Washington Brokerage Services,
                                                                  Inc. (a registered
                                                                  broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
John F. Barrett                 Trustee       Until retirement    Chairman of the Board,               29            Director of
The Western and Southern                      at age 75 or        President and Chief Executive                      The Andersons
Life Insurance Company                        until he resigns    Officer of The Western and                         Inc. (an
400 Broadway                                  or is removed       Southern Life Insurance                            agribusiness
Cincinnati, OHAge: 54                         Trustee since       Company and Western-Southern                       and retailing
                                              2002                Life Assurance Company;                            company);
                                                                  Director and Vice Chairman of                      Convergys
                                                                  Columbus Life Insurance                            Corporation
                                                                  Company; Director of Eagle                         (a provider
                                                                  Realty Group, Inc., and                            of integrated
                                                                  Chairman of Fort Washington                        billing
                                                                  Investment Advisors, Inc.                          solutions,
                                                                                                                     customer care
                                                                                                                     services and
                                                                                                                     employee care
                                                                                                                     services) and
                                                                                                                     Fifth Third
                                                                                                                     Bancorp.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster II           Trustee       Until retirement    Retired Senior Partner of            29            Director of
5155 Ivyfarm Road                             in 2005 or until    Frost Brown Todd LLC (a law                        Consolidated
Cincinnati, OH                                he resigns or is    firm).                                             Health
Age: 75                                       removed                                                                Services, Inc.
                                              Trustee Since
                                              2000
------------------------------------------------------------------------------------------------------------------------------------
William O. Coleman              Trustee       Until retirement    Retired Vice President of The        29            Director of
c/o Touchstone Advisors, Inc.                 at age 75 or        Procter & Gamble Company. A                        LCA-Vision (a
221 East Fourth Street                        until he resigns    Trustee of The Procter &                           laser vision
Cincinnati, OH                                or is removed       Gamble Profit Sharing Plan and                     correction
Age: 73                                       Trustee since       The Procter & Gamble Employee                      company) and
                                              1999                Stock Ownership Plan.                              Millennium
                                                                                                                     Bancorp.
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

INDEPENDENT TRUSTEES (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
NAME                            POSITION(S)   TERM OF OFFICE2                                   NUMBER OF FUNDS      OTHER
ADDRESS                         HELD WITH     AND LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN IN THE      DIRECTORSHIPS
AGE                             TRUST         TIME SERVED         DURING PAST 5 YEARS           TOUCHSTONE FAMILY3   HELD4
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox                  Trustee       Until retirement    President and Chief Executive        29            Director of the
105 East Fourth Street                        at age 75 or        Officer of Cox Financial Corp.                     Federal Reserve
Cincinnati, OH                                until he resigns    (a financial services                              Bank of
Age: 55                                       or is removed       company).                                          Cleveland;
                                              Trustee since                                                          Broadwing, Inc.
                                              1999                                                                   (a
                                                                                                                     communications
                                                                                                                     company); and
                                                                                                                     Cinergy
                                                                                                                     Corporation (a
                                                                                                                     utility
                                                                                                                     company).
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner                Trustee       Until retirement    Principal of HJL Enterprises         29            None
4700 Smith Road                               at age 75 or        (a privately held investment
Cincinnati, OH                                until he resigns    company); Chairman of Crane
Age: 65                                       or is removed       Electronics, Inc. (a
                                              Trustee since       manufacturer of electronic
                                              1989                connectors).
------------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson              Trustee       Until retirement    President of Orchem, Inc. (a         29            Director of
621 Tusculum Avenue                           at age 75 or        chemical specialties                               Countrywide
Cincinnati, OH                                until he resigns    distributor), Orpack Stone                         Credit
Age: 64                                       or is removed       Corporation (a corrugated box                      Industries,
                                              Trustee since       manufacturer) and ORDMS (a                         Inc.
                                              1995                solution planning firm).
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg             Trustee       Until retirement    Retired Partner of KPMG LLP (a       29            Trustee of Good
4815 Drake Road                               at age 75 or        certified public accounting                        Samaritan
Cincinnati, OH                                until he resigns    firm). He is Vice President of                     Hospital,
Age: 69                                       or is removed       St. Xavier High School.                            Bethesda
                                              Trustee since                                                          Hospital and
                                              1999                                                                   Tri-Health,
                                                                                                                     Inc.
------------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti                 Trustee       Until retirement    CEO and Chairman of Avaton,          29            None
5400 Waring Drive                             at age 75 or        Inc. (a wireless entertainment
Cincinnati, OH                                until he resigns    company). CEO and Chairman of
Age: 54                                       or is removed       Astrum Digital Information (an
                                              Trustee since       information monitoring
                                              2002                company) from 2000 until 2001;
                                                                  President of Great American
                                                                  Life Insurance Company from
                                                                  1999 until 2000; A Director of
                                                                  Chiquita Brands International,
                                                                  Inc. until 2000; Senior
                                                                  Executive of American
                                                                  Financial Group, Inc. (a
                                                                  financial services company)
                                                                  from 1996 until 1999.
------------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor, is an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of Fort Washington Investment Advisors, Inc., a Trust sub-advisor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he/she resigns or is removed.

3 The Touchstone Funds consist of six series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Strategic Trust and eleven series of Touchstone Variable Series Trust.

4 Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

PRINCIPAL1 OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
NAME                            POSITION(S)   TERM OF OFFICE2                                   NUMBER OF FUNDS      OTHER
ADDRESS                         HELD WITH     AND LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN IN THE      DIRECTORSHIPS
AGE                             TRUST         TIME SERVED         DURING PAST 5 YEARS           TOUCHSTONE FAMILY3   HELD4
------------------------------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan             President     Until retirement    Senior Vice President of             29            None
Touchstone Advisors, Inc.                     at age 75 or        Touchstone Advisors, Inc. and
221 East Fourth Street                        until he resigns    Touchstone Securities, Inc.;
Cincinnati, OH                                or is removed.      Senior Vice President of
Age: 37                                       President since     Evergreen Investment Services
                                              2002                until March 2002.
------------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch                 Vice          Until retirement    Director of Compliance of Fort       29            None
Touchstone Advisors, Inc.       President     at age 75 or        Washington Brokerage Services,
221 East Fourth Street                        until he resigns    Inc.; Chief Compliance Officer
Cincinnati, OH                                or is removed.      of Puglisi & Co., from May
Age: 46                                       Vice President      2001 until August 2002; Vice
                                              since 2003          President - Compliance of
                                                                  Palisade Capital Management
                                                                  from June 1997 until January
                                                                  2000.
------------------------------------------------------------------------------------------------------------------------------------
Michael S. Spangler             Vice          Until retirement    Vice President of Touchstone         29            None
Touchstone Advisors, Inc.       President     at age 75 or        Advisors, Inc. and Touchstone
221 East Fourth Street                        until he resigns    Securities, Inc.; Vice
Cincinnati, OH                                or is removed.      President of Evergreen
Age: 36                                       Vice President      Investment Services until July
                                              since 2002          2002.

------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft            Controller    Until retirement    Senior Vice President, Chief         29            None
Touchstone Advisors, Inc.                     at age 75 or        Financial Officer and
221 East Fourth Street                        until she           Treasurer of Integrated Fund
Cincinnati, OH                                resigns or is       Services, Inc., IFS Fund
Age: 40                                       removed.            Distributors, Inc. and Fort
                                              Controller since    Washington Brokerage Services,
                                              2000                Inc. She is Chief Financial
                                                                  Officer of IFS Financial
                                                                  Services, Inc., Touchstone
                                                                  Advisors, Inc. and Touchstone
                                                                  Securities, Inc. and Assistant
                                                                  Treasurer of Fort Washington
                                                                  Investment Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Scott A. Englehart              Treasurer     Until retirement    President of Integrated Fund         29            None
Integrated Fund                               at age 75 or        Services, Inc. and IFS Fund
Services, Inc.                                until he resigns    Distributors, Inc. From 1998
221 East Fourth Street                        or is removed.      until 2000, he was a Director,
Cincinnati, OH                                Treasurer since     Transfer Agency and Mutual
Age: 41                                       2000                Fund Distribution for
                                                                  Nationwide Advisory Services,
                                                                  Inc.
------------------------------------------------------------------------------------------------------------------------------------
Tina H. Bloom                   Secretary     Until retirement    Vice President - Managing            29            None
Integrated Fund                               at age 75 or        Attorney of Integrated Fund
Services, Inc.                                until she           Services, Inc. and IFS Fund
221 East Fourth Street                        resigns or is       Distributors, Inc.
Cincinnati, OH                                removed.
Age: 35                                       Secretary since
                                              1999
------------------------------------------------------------------------------------------------------------------------------------

1 Each officer also holds the same office with Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he/she resigns or is removed.

3 The Touchstone Funds consist of six series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Strategic Trust and eleven series of Touchstone Variable Series Trust.

4 Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust, and Touchstone Variable Series Trust.

CORE BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003
================================================================================
   PRINCIPAL                                                          MARKET
    AMOUNT     INVESTMENT SECURITIES - 99.0%                           VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS - 28.1%
$    455,000   GTE North, Inc., 6.40%, 02/15/05 ...............    $    484,779
      66,000   Kaiser Found Hospital, 9.55%, 07/15/05 .........          73,907
     575,000   British Telecom PLC, 7.875%, 12/15/05 ..........         642,776
     475,000   France Telecom, 8.70%, 03/01/06 ................         537,418
     500,000   Indiana Michigan Pwr., 6.125%, 12/15/06 ........         552,068
     450,000   National Rural Utilities, 6.50%, 03/01/07 ......         503,429
     535,000   Safeway, Inc., 4.80%, 07/16/07 .................         563,422
     485,000   General Motors Accept Corp., 6.125%, 08/28/07 ..         512,775
     575,000   American Express Co., 3.75%, 11/20/07 ..........         592,455
     250,000   Ford Motor Credit Co., 5.625%, 10/01/08 ........         252,864
     430,000   U.S. Bank NA, 5.70%, 12/15/08 ..................         480,551
     450,000   Bank of New York Co., Inc., 7.30%, 12/01/09 ....         535,756
     575,000   Alcoa, Inc., 6.00%, 01/15/12 ...................         633,211
     525,000   General Mills, Inc., 6.00%, 02/15/12 ...........         575,916
     535,000   Morgan Stanley Dean Witter, 6.60%, 04/01/12 ....         603,907
     575,000   Cox Comm., Inc., 4.625%, 06/01/13 ..............         558,170
     580,000   Goldman Sachs Group, Inc., 4.75%, 07/15/13 .....         574,005
     460,000   SLM Corp., 5.00%, 10/01/13 .....................         465,028
     530,000   Dayton Pwr. & Light, Inc., 5.125%, 10/01/13 ....         537,655
     600,000   Southern Pwr. Co., 4.875%, 07/15/15 ............         579,070
     150,000   Deere & Co., 8.95%, 06/15/19 ...................         187,062
     485,000   General Electric Capital Corp., 6.75%, 03/15/32          547,327
     540,000   Conocophillips, 5.90%, 10/15/32 ................         549,819
     515,000   Oncor Electric Delivery, 7.25%, 01/15/33 .......         589,866
     550,000   Verizon Comm., 5.125%, 06/15/33 ................         487,962
                                                                   ------------
               TOTAL CORPORATE BONDS ..........................    $ 12,621,198
                                                                   ------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.2%
$  1,437,000   FHLB Discount Note, 10/01/03 ...................    $  1,436,999
   1,155,000   FHLMC, 1.50%, 08/15/05 .........................       1,154,559
     850,000   FNMA, 2.75%, 12/16/05 ..........................         852,738
     800,000   FNMA, 2.375%, 03/17/06 .........................         798,580
     595,000   FNMA, 5.00%, 01/15/07 ..........................         644,120
     525,000   FNMA, 4.00%, 09/02/08 ..........................         538,819
     675,000   FNMA, 3.75%, 09/15/08 ..........................         686,140
     700,000   FNMA, 7.125%, 06/15/10 .........................         838,441
     175,000   FNMA, 6.125%, 03/15/12 .........................         198,783
     555,000   FNMA, 4.375%, 03/15/13 .........................         556,780
                                                                   ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS .......    $  7,705,959
                                                                   ------------

               MORTGAGE-BACKED SECURITIES - 39.5%
$    481,546   Chase Funding Mortgage Loan, 7.333%, 11/25/11 ..    $    522,233
     464,112   FNMA, 6.00%, 11/01/17 ..........................         484,474
   3,123,510   FNMA, 5.00%, 11/01/17 ..........................       3,199,046
     590,164   FNMA, 5.00%, 12/01/17 ..........................         604,437
     620,195   FNMA, 5.50%, 01/01/18 ..........................         642,068
      78,524   GNMA, 9.00%, 08/15/19 ..........................          87,132

CORE BOND FUND
(CONTINUED)
================================================================================
   PRINCIPAL                                                          MARKET
    AMOUNT     INVESTMENT SECURITIES - 99.0% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               MORTGAGE-BACKED SECURITIES - 39.5% (CONTINUED)
$    153,402   GNMA, 6.75%, 09/20/24 ..........................    $    156,767
     330,732   GNMA, 4.00%, 10/17/29 ..........................         334,393
     176,695   FNMA, 8.00%, 05/01/30 ..........................         190,876
     234,283   FHLMC, 7.00%, 05/01/30 .........................         249,840
      79,929   GNMA, 8.00%, 07/15/30 ..........................          86,347
     873,552   FNMA, 7.50%, 01/01/31 ..........................         932,252
     186,089   FNMA, 6.50%, 06/01/31 ..........................         194,870
   1,091,790   FNMA, 6.50%, 07/01/31 ..........................       1,143,306
     880,172   FNMA, 6.50%, 06/01/32 ..........................         926,253
   1,154,152   FHLMC, 6.50%, 08/01/32 .........................       1,205,170
     305,291   FNMA, 6.50%, 08/01/32 ..........................         318,234
     172,660   FNMA, 6.50%, 09/01/32 ..........................         179,980
     884,926   FNMA, 6.50%, 09/01/32 ..........................         922,442
     683,277   FNMA, 6.00%, 03/01/33 ..........................         705,176
     685,000   Home Equity Mortgage Trust, 4.30%, 04/25/33 ....         705,033
     242,943   FHLMC, 5.50%, 05/01/33 .........................         247,916
     727,144   FNMA, 5.00%, 06/01/33 ..........................         727,485
   1,097,412   FNMA, 5.50%, 07/01/33 ..........................       1,120,217
     948,841   FNMA, 5.50%, 08/01/33 ..........................         968,559
     199,493   FHLMC, 5.00%, 08/01/33 .........................         199,587
     660,000   Banc of America Commercial Mortgage, Inc.,
                  4.648%, 09/11/36 ............................         666,418
                                                                   ------------
               TOTAL MORTGAGE-BACKED SECURITIES ...............    $ 17,720,511
                                                                   ------------

               U.S. TREASURY OBLIGATIONS - 9.8%
$  1,435,000   U.S. Treasury Notes, 2.00%, 08/31/05 ...........    $  1,450,471
   1,695,000   U.S. Treasury Notes, 4.375%, 05/15/07 ..........       1,819,609
     730,000   U.S. Treasury Notes, 5.75%, 08/15/10 ...........         835,765
     270,000   U.S. Treasury Bond, 6.125%, 08/15/29 ...........         314,329
                                                                   ------------
               TOTAL U.S. TREASURY OBLIGATIONS ................    $  4,420,174
                                                                   ------------

--------------------------------------------------------------------------------
                                                                      MARKET
    SHARES     CASH EQUIVALENTS - 4.4%                                 VALUE
--------------------------------------------------------------------------------
   1,968,579   Merrill Lynch Premier Money Market -
                  Institutional ...............................    $  1,968,579
                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 99.0%
                  (Amortized Cost $43,681,724) ................    $ 44,436,421

               OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0% ...         441,782
                                                                   ------------

               NET ASSETS - 100.0% ............................    $ 44,878,203
                                                                   ============

See accompanying notes to portfolios of investments and notes to financial statements.

HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003
================================================================================
                                                                      MARKET
    SHARES     INVESTMENT SECURITIES - 103.8%                          VALUE
--------------------------------------------------------------------------------
               PREFERRED STOCK - 0.3%
       2,000   CSC Holdings, Inc. .............................    $    209,000
                                                                   ------------

--------------------------------------------------------------------------------
   PRINCIPAL                                                          MARKET
    AMOUNT     CORPORATE BONDS - 95.5%                                 VALUE
--------------------------------------------------------------------------------
$     99,000   Genesis Health Ventures, 6.114%, 10/02/03 ......    $     98,010
     100,000   Williams Comm. Group, Inc., 9.25%, 03/15/04 ....         102,000
     100,000   Kaufman & Broad Home Corp., 7.75%, 10/15/04 ....         104,000
   1,000,000   Revlon Consumer Products, 12.00%, 12/01/05 .....       1,000,000
     500,000   Parker Drilling Co., 9.75%, 11/15/06 ...........         511,250
     200,000   Lyondell Chemical Co., 9.875%, 05/01/07 ........         190,500
     551,000   Young Broadcasting, Inc., 8.75%, 06/15/07 ......         559,265
     100,000   Nortek, Inc., 9.125%, 09/01/07 .................         103,000
     150,000   Grant Prideco, Inc., 144a, 9.625%, 12/01/07 ....         164,250
     200,000   CSC Holdings, Inc., 7.875%, 12/15/07 ...........         204,500
   1,100,000   Courtyard by Marriott II, 10.75%, 02/01/08 .....       1,093,125
     100,000   BRL Universal Equipment, 8.875%, 02/15/08 ......         108,000
     100,000   Manor Care, Inc., 8.00%, 03/01/08 ..............         112,000
   1,000,000   Interface, Inc., 7.30%, 04/01/08 ...............         901,250
     200,000   Sequa Corp., 8.875%, 04/01/08 ..................         214,000
   1,000,000   NA United Rentals, Inc., 10.75%, 04/15/08 ......       1,107,500
     250,000   Tesoro Petroleum Corp., 8.00%, 04/15/08 ........         256,250
   1,000,000   Finlay Fine Jewelry Corp., 8.375%, 05/01/08 ....       1,030,000
     100,000   Semco Energy, Inc., 7.125%, 05/15/08 ...........         100,500
      38,000   Nuevo Energy Co., 9.50%, 06/01/08 ..............          39,948
     200,000   Avista Corp., 9.75%, 06/01/08 ..................         233,000
     200,000   Stewart Enterprises, 10.75%, 07/01/08 ..........         224,000
     400,000   Marsulex, Inc., 9.625%, 07/01/08 ...............         408,000
   1,000,000   Nortek, Inc., 8.875%, 08/01/08 .................       1,035,000
     250,000   Equistar Chemical Funding, 144a, 10.125%,
                  09/01/08 ....................................         247,500
     200,000   Felcor Lodging LP, 9.50%, 09/15/08 .............         215,000
   1,000,000   Allied Waste North America, 7.875%, 01/01/09 ...       1,037,500
     760,000   Longview Fibre Co., 10.00%, 01/15/09 ...........         843,600
   1,040,000   SBA Comm. Corp., 10.25%, 02/01/09 ..............         936,000
     100,000   Integrated Electric Services, 9.375%, 02/01/09 .         103,000
   1,000,000   Resorts Intl. Hotel/Casino, 11.50%, 03/15/09 ...         991,250
   1,135,000   Team Health, Inc., 12.00%, 03/15/09 ............       1,191,750
     750,000   Chiquita Brands Intl., 10.56%, 03/15/09 ........         826,875
   1,100,000   Block Comm., Inc., 9.25%, 04/15/09 .............       1,177,000
     700,000   Beverly Enterprises, Inc., 144a, 9.625%,
                  04/15/09 ....................................         743,750
   1,000,000   Dan River, Inc., 12.75%, 04/15/09 ..............         780,000
     200,000   Susquehanna Media Co., 8.50%, 05/15/09 .........         210,000
      19,000   AES Corp., 9.50%, 06/01/09 .....................          19,570
     384,000   CSC Holdings, Inc., 8.125%, 07/15/09 ...........         395,520
     125,000   Schuler Homes, 9.375%, 07/15/09 ................         139,688
     100,000   Allied Waste North America, 10.00%, 08/01/09 ...         108,375
     200,000   Williams Comm. Group, Inc., 0.000%, 10/01/09* ..               0

HIGH YIELD FUND
(CONTINUED)
================================================================================
   PRINCIPAL                                                          MARKET
    AMOUNT     INVESTMENT SECURITIES - 103.8% (CONTINUED)              VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS - 95.5% (CONTINUED)
$    100,000   Adelphia Comm., 0.000%, 11/15/09* ..............    $     71,500
     500,000   Dex Media East LLC, 9.875%, 11/15/09 ...........         566,250
     100,000   Alliance Atlantis Comm., 13.00%, 12/15/09 ......         114,750
   1,200,000   Charter Comm. Holdings LLC/Capital Corp.,
                  10.25%, 01/15/10 ............................         936,000
     200,000   Coinmach Corp., 9.00%, 02/01/10 ................         213,000
     500,000   Northwest Pipeline Corp., 8.125%, 03/01/10 .....         542,500
     400,000   Polyone Corp., 10.625%, 05/15/10 ...............         338,000
     500,000   Transmontaigne, Inc., 9.125%, 06/01/10 .........         532,500
     200,000   Tech Olympic USA, Inc., 9.00%, 07/01/10 ........         211,000
     180,000   Pemex Project FDG Master Tr., 9.125%, 10/13/10 .         215,550
   1,000,000   Broder Brothers Co., 144a, 11.25%, 10/15/10 ....       1,012,500
   1,000,000   Cummins, Inc., 144a, 9.50%, 12/01/10 ...........       1,140,000
     500,000   RH Donnelley Financial Corp., 144a, 8.875%,
                  12/15/10 ....................................         560,000
     100,000   Stone Container Corp., 9.75%, 02/01/11 .........         109,000
     850,000   Citgo Petroleum Corp., 144a, 11.375%, 02/01/11 .         960,500
     500,000   Houghton Mifflin Co., 8.25%, 02/01/11 ..........         523,750
   1,000,000   Tembec Industries, Inc., 8.50%, 02/01/11 .......         975,000
     500,000   WCI Communities, Inc., 10.625%, 02/15/11 .......         547,500
     200,000   Briggs & Stratton Corp., 8.875%, 03/15/11 ......         224,000
     500,000   Alpharma, Inc., 8.625%, 05/01/11 ...............         502,500
     304,000   Canwest Media, Inc., 10.625%, 05/15/11 .........         345,040
     100,000   Lone Star Technologies, 9.00%, 06/01/11 ........          99,000
     250,000   CBD Media/CBD Finance, 8.625%, 06/01/11 ........         265,625
     100,000   Meritage Corp., 9.75%, 06/01/11 ................         109,500
     800,000   Texas Industries, Inc., 10.25%, 06/15/11 .......         876,000
     900,000   Laidlaw Intl., Inc., 10.75%, 06/15/11 ..........         965,250
   1,000,000   Fresenius Medical Capital Tr. IV, 7.875%,
                  06/15/11 ....................................       1,045,000
     100,000   MacDermid, Inc., 9.125%, 07/15/11 ..............         110,500
     100,000   Teekay Shipping Corp., 144a, 8.875%, 07/15/11 ..         110,500
     100,000   Quebecor Media, Inc., 11.125%, 07/15/11 ........         114,000
   1,000,000   Case New Holland, Inc., 9.25%, 08/01/11 ........       1,075,000
     250,000   Dimon, Inc., 144a, 9.625%, 10/15/11 ............         278,125
     200,000   Ingles Market, Inc., 8.875%, 12/01/11 ..........         202,000
   1,000,000   Tenet Healthcare Corp., 6.375%, 12/01/11 .......         957,500
   1,250,000   Ingles Market, Inc., 8.875%, 12/01/11 ..........       1,262,500
   1,000,000   Gray Television, Inc., 9.25%, 12/15/11 .........       1,102,500
   1,060,000   Pathmark Stores, 8.75%, 02/01/12 ...............       1,086,500
   1,000,000   Bluewater Finance Ltd., 10.25%, 02/15/12 .......       1,015,000
     100,000   Circus & Eldorado/Silver Leg, 10.125%, 03/01/12           99,500
   1,200,000   Consol Energy, Inc., 7.875%, 03/01/12 ..........       1,200,000
   1,200,000   Corus Entertainment, Inc., 8.75%, 03/01/12 .....       1,307,999
     500,000   Mail-Well I Corp., 9.625%, 03/15/12 ............         542,500
     800,000   Tesoro Petroleum Corp., 9.625%, 04/01/12 .......         796,000
      95,000   Rotech Healthcare, Inc., 9.50%, 04/01/12 .......         100,225
     100,000   AT&T Wireless Services, Inc., 8.125%, 05/01/12 .         118,732
     100,000   Alltrista Corp., 9.75%, 05/01/12 ...............         107,625
   1,000,000   Ferrell Gas Partners LP, 8.75%, 06/15/12 .......       1,070,000
   1,000,000   El Paso Corp., 7.875%, 06/15/12 ................         840,000
     200,000   Transcontenental Gas Pipe Corp., 8.875%,
                  07/15/12 ....................................         226,250

HIGH YIELD FUND
(CONTINUED)
================================================================================
   PRINCIPAL                                                          MARKET
    AMOUNT     INVESTMENT SECURITIES - 103.8% (CONTINUED)              VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS - 95.5% (CONTINUED)
$  1,000,000   Jefferson Smurfit Corp., 8.25%, 10/01/12 .......    $  1,045,000
   1,000,000   Owens-Brockway, 8.75%, 11/15/12 ................       1,072,500
     250,000   Stena AB, 9.625%, 12/01/12 .....................         271,875
   1,000,000   Constar Intl., 11.00%, 12/01/12 ................         840,000
   1,000,000   Levi Strauss & Co., 12.25%, 12/15/12 ...........         800,000
   1,000,000   Alliant Energy Resources, 9.75%, 01/15/13 ......       1,248,365
     300,000   Houghton Mifflin Co., 9.875%, 02/01/13 .........         318,000
   1,000,000   Premcor Refining Group, 9.50%, 02/01/13 ........       1,100,000
     900,000   TRW Automotive, Inc., 144a, 11.00%, 02/15/13 ...       1,048,500
     500,000   Frontier Escrow Corp., 8.00%, 04/15/13 .........         507,500
     250,000   Susquehanna Media Co., 7.375%, 04/15/13 ........         258,750
   1,000,000   Amkor Technologies, Inc., 7.75%, 05/15/13 ......       1,005,000
     400,000   AES Corp., 8.75%, 05/15/13 .....................         420,000
     500,000   Semco Energy, Inc., 7.75%, 05/15/13 ............         503,750
     500,000   Omnicare, Inc., 6.125%, 06/01/13 ...............         490,000
     700,000   IPSCO, Inc., 8.75%, 06/01/13 ...................         731,500
   1,000,000   Offshore Logistic, 6.125%, 06/15/13 ............         955,000
   1,100,000   Psychiatric Solutions, 10.625%, 06/15/13 .......       1,201,750
   1,000,000   Petrobras Intl. Finance, 9.125%, 07/02/13 ......       1,020,000
     250,000   Reliant Resources, Inc., 9.50%, 07/15/13 .......         225,000
   1,000,000   Wackenhut Corrections, 8.25%, 07/15/13 .........       1,042,500
     500,000   Merisant Co., 9.50%, 07/15/13 ..................         535,000
   1,000,000   Cia Brasileira De Bebida, 8.75%, 09/15/13 ......       1,010,000
   1,000,000   Overseas Shipholding Group, 8.75%, 12/01/13 ....       1,066,250
     400,000   AES Corp., 9.00%, 05/15/15 .....................         423,000
     250,000   Georgia-Pacific Corp., 7.70%, 06/15/15 .........         243,750
     850,000   Westar Energy, Inc., 7.65%, 04/15/23 ...........         877,625
     180,000   Husky Oil Ltd., 8.90%, 08/15/28 ................         210,825
                                                                   ------------
               TOTAL CORPORATE BONDS ..........................    $ 68,061,337
                                                                   ------------

================================================================================
     SHARES/                                                          MARKET
      UNITS    CASH EQUIVALENTS - 8.0%                                 VALUE
--------------------------------------------------------------------------------
   1,158,000   Merrill Lynch Premier Money Market -
                  Institutional ...............................    $  1,158,000
   4,537,692   Brown Brothers Securities Lending
                  Investment Fund .............................       4,537,692
                                                                   ------------
               TOTAL CASH EQUIVALENTS .........................       5,695,692
                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 103.8%
                  (Amortized Cost $70,706,897)
                  - including $4,422,246 of securities loaned .    $ 73,966,029

               LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8%) .      (2,685,401)
                                                                   ------------

               NET ASSETS - 100.0% ............................    $ 71,280,628
                                                                   ============

*    Non-income producing security.

See accompanying notes to portfolios of investments and notes to financial statements.

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003
================================================================================
   PRINCIPAL
    AMOUNT     INVESTMENT SECURITIES - 71.0%                          VALUE
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS - 62.1%
$  1,430,233   Overseas Private Investment Corp., 1.06%,
                  10/01/03 ....................................    $  1,430,233
   1,300,000   Overseas Private Investment Corp., 1.06%,
                  10/01/03 ....................................       1,300,000
   1,500,000   Overseas Private Investment Corp., 1.06%,
                  10/01/03 ....................................       1,500,000
     170,000   FNMA Discount Note, 10/01/03 ...................         170,000
   1,500,000   Overseas Private Investment Corp., 1.06%,
                  10/01/03 ....................................       1,500,000
   1,500,000   Overseas Private Investment Corp., 1.06%,
                  10/01/03 ....................................       1,500,000
     500,000   FFCB, 3.125%, 10/01/03 .........................         500,000
     300,000   FFCB, 5.00%, 10/02/03 ..........................         300,031
     300,000   FHLB Discount Note, 10/07/03 ...................         299,948
     500,000   FHLB, 6.00%, 10/07/03 ..........................         500,406
     150,000   FHLMC, 3.25%, 10/10/03 .........................         150,075
     150,000   FNMA, 6.84%, 10/15/03 ..........................         150,327
     550,000   FHLB, 5.44%, 10/15/03 ..........................         550,838
     200,000   FHLMC Discount Note, 10/16/03 ..................         199,913
     500,000   FNMA, 5.33%, 10/20/03 ..........................         501,096
   1,650,000   FHLMC, 3.18%, 10/24/03 .........................       1,651,461
     125,000   FNMA, 5.06%, 10/27/03 ..........................         125,290
     750,000   FNMA, 5.27%, 11/13/03 ..........................         753,571
     815,000   FHLB, 3.125%, 11/14/03 .........................         816,871
     856,000   FNMA, 4.75%, 11/14/03 ..........................         859,715
   1,314,000   FNMA, 3.125%, 11/15/03 .........................       1,317,207
   1,370,000   FHLMC, 6.375%, 11/15/03 ........................       1,378,746
     460,000   FHLB, 5.39%, 11/24/03 ..........................         462,787
     300,000   FHLB, 5.13%, 12/02/03 ..........................         301,940
     100,000   FHLB, 3.18%, 12/03/03 ..........................         100,363
     270,000   FHLB, 5.515%, 12/08/03 .........................         272,220
     250,000   FNMA, 5.80%, 12/10/03 ..........................         252,252
     525,000   FHLMC, 3.25%, 12/15/03 .........................         527,260
   1,050,000   FHLB, 5.375%, 01/05/04 .........................       1,061,428
     100,000   FNMA Discount Note, 01/09/04 ...................          99,667
     175,000   FHLB, 5.215%, 01/12/04 .........................         177,021
     245,000   FHLMC, 5.00%, 01/15/04 .........................         247,734
     400,000   FHLMC, 3.25%, 01/15/04 .........................         402,385
     250,000   FFCB, 5.83%, 01/20/04 ..........................         253,552
     150,000   FHLB, 6.00%, 01/28/04 ..........................         152,220
     200,000   FHLMC, 3.33%, 01/30/04 .........................         201,273
     100,000   FHLB, 5.10%, 02/05/04 ..........................         101,330
     250,000   FNMA, 5.45%, 02/05/04 ..........................         253,496
     100,000   FNMA Discount Note, 02/06/04 ...................          99,573
     100,000   FHLB, 3.27%, 02/12/04 ..........................         100,702
     475,000   FHLB, 5.25%, 02/13/04 ..........................         482,144
     965,000   FHLB, 3.25%, 02/13/04 ..........................         972,512
     500,000   FNMA, 5.125%, 02/13/04 .........................         507,254
     150,000   FHLB, 3.75%, 02/13/04 ..........................         151,256
     365,000   FHLMC, 5.25%, 02/15/04 .........................         370,597
     150,000   FHLB, 3.55%, 02/20/04 ..........................         151,420
     150,000   FHLB, 5.415%, 02/24/04 .........................         152,481

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)
================================================================================
   PRINCIPAL
    AMOUNT     INVESTMENT SECURITIES - 71.0% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS - 62.1% (CONTINUED)
$    500,000   FHLB, 5.62%, 02/25/04 ..........................    $    508,700
     150,000   FHLMC Discount Note, 02/26/04 ..................         149,260
     140,000   FHLMC, 6.645%, 03/10/04 ........................         143,376
     105,000   FFCB, 5.625%, 03/12/04 .........................         107,086
     480,000   FNMA, 4.75%, 03/15/04 ..........................         487,858
     180,000   FHLB, 5.495%, 03/22/04 .........................         183,695
     500,000   FNMA, 6.85%, 04/05/04 ..........................         514,131
   1,100,000   FHLB, 4.875%, 04/16/04 .........................       1,122,318
     150,000   SLMA, 4.75%, 04/23/04 ..........................         153,064
     100,000   FFCB, 5.00%, 05/10/04 ..........................         102,094
     400,000   FHLB, 4.875%, 05/14/04 .........................         409,246
     290,000   FHLB, 7.125%, 05/14/04 .........................         300,751
     500,000   FHLB, 3.55%, 05/28/04 ..........................         508,090
     150,000   FFCB, 5.10%, 06/07/04 ..........................         153,624
     110,000   FHLB, 3.375%, 06/15/04 .........................         111,751
     100,000   FHLB, 7.31%, 06/16/04 ..........................         104,286
     150,000   FHLB, 6.00%, 07/07/04 ..........................         155,096
     165,000   FHLB, 6.37%, 07/13/04 ..........................         171,476
     130,000   FFCB, 6.31%, 07/23/04 ..........................         134,996
     627,000   FNMA, 6.50%, 08/15/04 ..........................         654,731
     250,000   FFCB, 6.29%, 08/25/04 ..........................         261,282
     100,000   FHLB, 6.00%, 08/25/04 ..........................         103,990
                                                                   ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS .......    $ 31,851,496
                                                                   ------------

               VARIABLE RATE DEMAND NOTES - 8.9%
$    500,000   Clay Co., FL, Hsg. Fin. Auth. MFH Rev. (Bluff
                  House Apts.), 1.25%, 10/01/03, Guarantor:
                  FHLMC .......................................    $    500,000
   1,650,000   Sacramento Co., CA, Hsg. Auth. MFH Rev. (Deer
                  Park Apts.), 1.13%, 10/02/03, Guarantor:
                  FNMA ........................................       1,650,000
   1,350,000   Florida Hsg. Fin. Corp. Rev. (Tuscany), 1.32%,
                  10/02/03, Guarantor: FNMA ...................       1,350,000
     465,000   California Statewide Cmty. Dev. Auth. MFH Rev.
                  (Aegis of Aptos), 1.20%, 10/02/03,
                  Guarantor: FNMA .............................         465,000
     600,000   Milipitas, CA, MFH (Crossing at Montague),
                  1.13%, 10/02/03, Guarantor: FNMA ............         600,000
                                                                   ------------
               TOTAL VARIABLE RATE DEMAND NOTES ...............    $  4,565,000
                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 71.0% ............    $ 36,416,496
                                                                   ------------

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)
================================================================================
      FACE
     AMOUNT    REPURCHASE AGREEMENTS - 28.4%                           VALUE
--------------------------------------------------------------------------------
$  2,600,000   Morgan Stanley Dean Witter, Inc., 1.01%, dated
                  09/30/03 due 10/01/03, repurchase proceeds
                  $2,600,073 (Collateralized by $2,155,000
                  FNMA 7.125%, due 01/15/30, fair value
                  $2,603,628) .................................    $  2,600,000
  12,000,000   Nesbitt Burns Securities, Inc., 1.05%, dated
                  09/30/03 due 10/01/03, repurchase proceeds
                  $12,000,350 (Collateralized by $10,560,000
                  FNMA 6.625%, due 09/15/09, fair value
                  $12,304,981) ................................      12,000,000
                                                                   ------------
               TOTAL REPURCHASE AGREEMENTS ....................    $ 14,600,000
                                                                   ------------

               TOTAL INVESTMENT SECURITIES AND REPURCHASE
                  AGREEMENTS - 99.4%
                  (Amortized Cost $51,016,496) ................    $ 51,016,496

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6% ...         319,753
                                                                   ------------

               NET ASSETS - 100.0% ............................    $ 51,336,249
                                                                   ------------

See accompanying notes to portfolios of investments and notes to financial statements.

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003
================================================================================
   PRINCIPAL                                                          MARKET
    AMOUNT     INVESTMENT SECURITIES - 114.8%                          VALUE
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.4%
$  2,910,000   FHLB Discount Note, 10/01/03 ...................    $  2,910,000
     705,000   FHLMC, 1.50%, 08/15/05 .........................         704,731
     730,000   FNMA, 2.75%, 12/16/05 ..........................         732,351
     660,000   FNMA, 2.375%, 03/17/06 .........................         658,828
   2,000,000   FNMA, 5.25%, 06/15/06 ..........................       2,169,304
     500,000   FNMA, 7.125%, 03/15/07 .........................         576,269
     600,000   FNMA, 3.75%, 09/15/08 ..........................         609,902
   1,250,000   FNMA, 5.25%, 01/15/09 ..........................       1,368,294
     500,000   FHLMC, 4.50%, 07/15/13 .........................         504,912
                                                                   ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS .......    $ 10,234,591
                                                                   ------------

               U.S. TREASURY OBLIGATIONS - 33.6%
$  1,000,000   U.S. Treasury Note, 7.875%, 11/15/04 ...........    $  1,075,195
     945,000   U.S. Treasury Note, 1.25%, 05/31/05 ............         944,446
     500,000   U.S. Treasury Note, 2.00%, 08/31/05 ............         505,391
   1,600,000   U.S. Treasury Note, 5.75%, 11/15/05 ............       1,740,750
   1,000,000   U.S. Treasury Note, 4.375%, 05/15/07 ...........       1,073,516
   1,400,000   U.S. Treasury Note, 3.25%, 08/15/07 ............       1,445,555
   1,000,000   U.S. Treasury Note, 3.00%, 11/15/07 ............       1,020,586
     750,000   U.S. Treasury Bond, 12.00%, 08/15/13 ...........       1,062,744
     500,000   U.S. Treasury Bond, 11.25%, 02/15/15 ...........         821,504
                                                                   ------------
               TOTAL U.S. TREASURY OBLIGATIONS ................    $  9,689,687
                                                                   ------------

               MORTGAGE-BACKED SECURITIES - 41.2%
$    887,826   FNMA, 6.50%, 06/01/16 ..........................    $    938,078
     136,747   FNMA, 6.00%, 11/01/17 ..........................         142,747
     519,673   FNMA, 5.50%, 01/01/18 ..........................         538,001
     855,132   FNMA, 5.00%, 03/01/18 ..........................         876,977
     130,427   GNMA, 6.75%, 09/20/24 ..........................         133,288
     361,020   FNMA, 7.00%, 09/01/27 ..........................         385,395
     248,188   FNMA, 8.00%, 02/01/31 ..........................         268,107
     869,140   FHLMC, 6.50%, 08/01/32 .........................         907,560
   1,629,768   FHLMC, 6.50%, 09/01/32 .........................       1,701,810
   1,253,431   FNMA, 6.00%, 04/01/33 ..........................       1,298,300
     309,322   FNMA, 6.00%, 06/01/33 ..........................         319,230
      47,144   FNMA, 6.00%, 06/01/33 ..........................          49,005
     257,320   FNMA, 6.00%, 07/01/33 ..........................         265,562
   3,000,000   FNMA TBA, 5.50%, 10/30/33 ......................       3,059,999
   1,000,000   FNMA TBA, 5.00%, 10/30/33 ......................       1,001,563
                                                                   ------------
               TOTAL MORTGAGE-BACKED SECURITIES ...............    $ 11,885,622
                                                                   ------------

--------------------------------------------------------------------------------
                                                                      MARKET
     SHARES     CASH EQUIVALENTS - 4.6%                                VALUE
--------------------------------------------------------------------------------
   1,340,265   Merrill Lynch Government Money Market Fund .....    $  1,340,265
                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 114.8%
                  (Amortized Cost $32,545,845) ................    $ 33,150,165

               LIABILITIES IN EXCESS OF OTHER ASSETS - (14.8%)       (4,279,461)
                                                                   ------------

               NET ASSETS - 100.0% ............................    $ 28,870,704
                                                                   ============

See accompanying notes to portfolios of investments and notes to financial statements.

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003

===============================================================================================================
   PRINCIPAL
    AMOUNT     INVESTMENT SECURITIES - 99.9%                                                           VALUE
---------------------------------------------------------------------------------------------------------------
               VARIABLE RATE DEMAND NOTES - 63.3%
$  2,000,000   Cuyahoga Co., OH, EDR (Gateway Arena Proj.), Ser. B, 1.24%, 10/01/03 ...........    $  2,000,000
     830,000   Lee Co., FL, Hsg. Fin. Auth. MFH Rev. (Cape Coral Apts.), 1.315%, 10/01/03 .....         830,000
     100,000   Illinois, Health Fac. Auth. Rev. (West Suburban Hosp.), 1.12%, 10/01/03 ........         100,000
      85,000   Rhode Island St. IDR (Gardener Specialty), 1.30%, 10/01/03 .....................          85,000
   1,250,000   Greenville, SC, Mem. Aud. Dist. Pub. Fac. Corp. COP (Bi-Lo Ctr. Proj.),
                  1.25%, 10/01/03 .............................................................       1,250,000
     410,000   Florida, Hsg. Fin. Corp. Rev., 1.25%, 10/01/03 .................................         410,000
   2,580,000   Massachusetts St., DFA Solid Waste Disposal (Newark Group Proj.),
                  1.30%, 10/01/03 .............................................................       2,580,000
   1,150,000   Daley Investments, Inc., 1.17%, 10/01/03 .......................................       1,150,000
     260,000   River Falls, WI, IDR (M&O Property Proj.), 1.30%, 10/01/03 .....................         260,000
      80,000   Bexar Co., TX, HFA MFA Rev. (Mitchell Village), 1.60%, 10/01/03 ................          80,000
     200,000   Orchard Business LLC, 1.19%, 10/01/03 ..........................................         200,000
     150,000   Milwaukee, WI, Redev. Auth. (Palermo Villa Proj.), 1.30%, 10/01/03 .............         150,000
   2,000,000   Fox Valley Ice Arena LLC, 1.30%, 10/01/03 ......................................       2,000,000
     265,000   Gorham, ME, Rev. Oblig. Secs. (Montalvo Properties), 1.30%, 10/01/03 ...........         265,000
     620,000   California, Pollution Ctl. Fin. Auth., 1.85%, 10/01/03 .........................         620,000
   1,570,000   Florida, Hsg. Fin. Corp. Rev. (Heritage), 1.25%, 10/01/03 ......................       1,570,000
   6,000,000   Catholic Health Initiatives, 1.35%, 10/01/03 ...................................       6,000,000
   1,005,000   West Bend, WI, IDR (Bestch Tool), 1.20%, 10/01/03 ..............................       1,005,000
   1,460,000   New Jersey, EDA EDR (176 Duane Street Proj.), 1.19%, 10/01/03 ..................       1,460,000
     400,000   Alachua Co., FL, HFA MFH Rev. (Brookside Apts.), 1.25%, 10/01/03 ...............         400,000
     105,000   Illinois, IDR Fin. Auth. (Processing Tech.), 1.30%, 10/01/03 ...................         105,000
   1,550,000   Orange Co., FL, HFA MFH Rev. (Millenia), 1.25%, 10/01/03 .......................       1,550,000
     500,000   Orange Co., FL, HFA MFH Rev. (Mystic Cove Apts.), 1.25%, 10/01/03 ..............         500,000
     425,000   Monroe Co., NY, IDR (Rochester Inst.), 2.75%, 10/01/03 .........................         425,000
     585,000   Appleton, WI, IDR (Graphic Comm. Ctr.), 1.30%, 10/01/03 ........................         585,000
     595,000   Vista Funding Corp. 1996C, 1.33%, 10/02/03 .....................................         595,000
     400,000   Terre Haute, IN, Intl. Airport Auth. Rev. (Tri Aerospace), 1.55%, 10/02/03 .....         400,000
     100,000   Suffolk Co., NY, IDR Civic Fac., 1.27%, 10/02/03 ...............................         100,000
     160,000   Ontario, CA, Rev. (Mission Oaks), 1.34%, 10/02/03 ..............................         160,000
     560,000   Montgomery Co., NY, IDA Rev. (CNB Fin. Corp.), 1.25%, 10/02/03 .................         560,000
     750,000   Illinois, Dev. Fin. Auth. IDR (Quality Screw Proj.), 1.29%, 10/02/03 ...........         750,000
     100,000   Riverside Co., CA, IDA IDR (Advance Business), 1.32%, 10/02/03 .................         100,000
   1,650,000   Oklahoma Co., OK, Fin. Auth. IDR (Factory Direct), 1.37%, 10/02/03 .............       1,650,000
     885,000   Ontario, CA, Redev. Agcy. Hsg. (Vineyard Village), 1.34%, 10/02/03 .............         885,000
     700,000   Erie Co., PA, Hosp. Auth. Rev. (Forestview Health Care Ctr.),
                  1.37%, 10/02/03 .............................................................         700,000
     620,000   West Covina, CA, PFA Tax Allocation Rev., 1.30%, 10/02/03 ......................         620,000
     690,000   Eden Prairie, MN, IDR (SWB LLC Proj.), 1.60%, 10/02/03 .........................         690,000
     685,000   MU LLC, Taxable Nts., 1.45%, 10/02/03 ..........................................         685,000
   1,750,000   Upper Illinois, River Dev. Auth. IDR, 1.20%, 10/02/03 ..........................       1,750,000
   2,850,000   Baldwin Bone & Joint Med. Ctr. LLC, 1.34%, 10/02/03 ............................       2,850,000
   1,075,000   Automated Packaging Sys., 1.21%, 10/02/03 ......................................       1,075,000
     375,000   Berks Cardiologists, 1.32%, 10/02/03 ...........................................         375,000
     200,000   Buckeye Corrugated, Inc., 1.20%, 10/02/03 ......................................         200,000
     550,000   Chesterwood Village Ltd., 1.15%, 10/02/03 ......................................         550,000

52

MONEY MARKET FUND
(CONTINUED)
===============================================================================================================
   PRINCIPAL
    AMOUNT     INVESTMENT SECURITIES - 99.9% (CONTINUED)                                               VALUE
---------------------------------------------------------------------------------------------------------------
               VARIABLE RATE DEMAND NOTES - 63.3% (CONTINUED)
$  3,120,000   Cunat Brothers, Inc., 1.32%, 10/02/03 ..........................................    $  3,120,000
     300,000   Hancor, Inc., 1.20%, 10/02/03 ..................................................         300,000
     865,000   2150 Investment Company, Ser. 1996, 1.20%, 10/02/03 ............................         865,000
     230,000   Triad Group, Inc., 1.19%, 10/02/03 .............................................         230,000
   3,825,000   Beckett Ridge Golf Club, 1.40%, 10/02/03 .......................................       3,825,000
     560,000   American Watchmakers Institute, 1.45%, 10/02/03 ................................         560,000
   5,455,000   Springfield, MO, Redev. Auth. Rev. (Univ. Plaza Hotel), 1.32%, 10/02/03 ........       5,455,000
     190,000   Denver LLC, 1.56%, 10/02/03 ....................................................         190,000
     540,000   California, Statewide Cmntys. Dev. Auth. Rev. (Cypress Villas),
                  1.18%, 10/02/03 .............................................................         540,000
     880,000   St. Charles Co., MO, IDA Indl. Rev. (Austin Company Proj.),
                  1.32%, 10/02/03 .............................................................         880,000
     270,000   Columbia Ridge Orchards LLC, Ser. 1998, 1.15%, 10/02/03 ........................         270,000
   1,345,000   Century Motors Acura (Elizabeth Connelley Trust), 1.26%, 10/02/03 ..............       1,345,000
   1,065,000   Century Motors VW (Elizabeth Connelley Trust), 1.26%, 10/02/03 .................       1,065,000
     975,000   Corp. Grove Management LLC, 1.17%, 10/02/03 ....................................         975,000
     480,000   Diamond Dev. Group, Inc., 1.36%, 10/02/03 ......................................         480,000
     890,000   Employers Resource Associates, Inc., 1.21%, 10/02/03 ...........................         890,000
   8,210,000   Amerifreeze Partners I, 1.26%, 10/02/03 ........................................       8,210,000
     495,000   California, Statewide Cmntys. Dev. Auth. Rev. (Oakmont of Stockton LLC),
                  1.20%, 10/02/03 .............................................................         495,000
     535,000   Colorado, HFA EDR (Super Vacuum), 1.35%, 10/02/03 ..............................         535,000
     110,000   Colorado, HFA EDR, 1.35%, 10/02/03 .............................................         110,000
     590,000   North American Precast, 1.20%, 10/02/03 ........................................         590,000
     715,000   Brundidge, AL, Combined Utilities Rev., 2.75%, 10/02/03 ........................         715,000
     500,000   Cheney Brothers, Inc., 1.19%, 10/02/03 .........................................         500,000
   1,700,000   Ducky Properties LLC, 1.30%, 10/02/03 ..........................................       1,700,000
     750,000   Englewood, OH, EDR (Young Mens), 1.24%, 10/02/03 ...............................         750,000
   4,645,000   Environmental Tectonics, 1.20%, 10/02/03 .......................................       4,645,000
   1,615,000   Hyde Park United Methodist Church, 1.26%, 10/02/03 .............................       1,615,000
     275,000   Jewish Federation of Greater Pittsburgh, 1.17%, 10/02/03 .......................         275,000
   2,615,000   Louisiana, Hsg. Fin. Agcy. Rev. MFH, 1.32%, 10/02/03 ...........................       2,615,000
   3,550,000   Louisiana, Loc. Govt. Environmental Fac. (Bioset Shreveport),
                  1.34%, 10/02/03 .............................................................       3,550,000
     425,000   Macatawa Capital, 1.29%, 10/02/03 ..............................................         425,000
   1,000,000   Atlanta, GA, Urban Residential Fin. Auth. MFH Rev. (Auburn Glenn),
                  1.19%, 10/02/03 .............................................................       1,000,000
     550,000   Miami River Stone Company, 1.36%, 10/02/03 .....................................         550,000
     200,000   Tucson, AZ, Airport Auth. Inc. Spl. (Learjet, Inc.), 1.15%, 10/02/03 ...........         200,000
     760,000   Orange Co., FL, IDA Rev. (Christian Prison Ministry), 2.12%, 10/02/03 ..........         760,000
   1,500,000   Orange Co., NY, Civic Fac. Rev. (Horton Med. Ctr.), 1.24%, 10/02/03 ............       1,500,000
     300,000   Pennsylvania, Econ. DFA EDR, 1.17%, 10/02/03 ...................................         300,000
     460,000   PME Intl. Properties, 1.20%, 10/02/03 ..........................................         460,000
     330,000   Richmond, TX, Higher Educ. Fin. (Bayou-Houston Proj.), 1.29%, 10/02/03 .........         330,000
   5,520,000   Shehata Said & Shehata, 1.40%, 10/02/03 ........................................       5,520,000
   4,100,000   Trinity Baptist Church, 1.32%, 10/02/03 ........................................       4,100,000
     170,000   Washington St., Econ. DFA Rev. (Indl.-Lyn.-Tron. Proj.), 1.18%, 10/02/03 .......         170,000
     500,000   Washington St., MFA Rev. (Brittany Park LLC), 1.13%, 10/02/03 ..................         500,000
     500,000   California, Statewide Cmntys. Dev. Auth. Rev. (Park David), 1.18%, 10/02/03 ....         500,000

                                                                              53

MONEY MARKET FUND
(CONTINUED)
===============================================================================================================
   PRINCIPAL
    AMOUNT     INVESTMENT SECURITIES - 99.9% (CONTINUED)                                               VALUE
---------------------------------------------------------------------------------------------------------------
               VARIABLE RATE DEMAND NOTES - 63.3% (CONTINUED)
$    190,000   Maryland St., Indl. DFA EDR (Cloverleaf), 1.19%, 10/02/03 ......................    $    190,000
     250,000   Kent Co., MI, 1.15%, 10/02/03 ..................................................         250,000
   1,485,000   Westwood Baptist Church, 1.26%, 10/02/03 .......................................       1,485,000
     440,000   Washington St., MFA Rev. (Sherwood Springs Partners), 1.15%, 10/02/03 ..........         440,000
   3,090,000   Miarko, Inc., 1.45%, 10/02/03 ..................................................       3,090,000
   1,615,000   Paks Partners, 1.26%, 10/02/03 .................................................       1,615,000
   4,470,000   Speedy Arches Ltd., 1.21%, 10/02/03 ............................................       4,470,000
     400,000   California, Statewide Cmntys. Dev. Auth. Rev. (Canyon Hsg.),
                  1.18%, 10/02/03 .............................................................         400,000
     325,000   Jefferson Co., KY, Student Hsg. (ULH, Inc.), 2.75%, 10/02/03 ...................         325,000
     900,000   Assk Properties LC, 1.35%, 10/02/03 ............................................         900,000
      90,000   California, Infratsructure & Econ. Dev. Bk., 1.30%, 10/02/03 ...................          90,000
     500,000   California, Statewide Cmntys. Dev. Auth. MFH Rev. (Sunrise Proj.),
                  1.18%, 10/02/03 .............................................................         500,000
     965,000   Best One Tire & Service, 1.17%, 10/02/03 .......................................         965,000
     420,000   Cunat Capital Corp., 1.37%, 10/02/03 ...........................................         420,000
   9,155,000   Schwerkoske, 1.21%, 10/02/03 ...................................................       9,155,000
   3,500,000   Alameda, CA, Pub. Fin. Auth. Rev., 1.30%, 10/02/03 .............................       3,500,000
     335,000   ABAG, CA, Fin. Auth. for Nonprofit Corps. MFH Rev. (Amber),
                  1.20%, 10/02/03 .............................................................         335,000
   1,140,000   Stapleton Real Estate, 1.21%, 10/02/03 .........................................       1,140,000
     885,000   Tahoe LLC, 1.30%, 10/02/03 .....................................................         885,000
     800,000   Tarrant Co., TX, MFH Fin. Corp. Rev. (Gateway), 1.18%, 10/02/03 ................         800,000
   2,460,000   Taylor Steel, Inc., 1.17%, 10/02/03 ............................................       2,460,000
     590,000   Zecc Investments LLP, 1.45%, 10/02/03 ..........................................         590,000
   1,750,000   Mailender-Abel, 1.26%, 10/02/03 ................................................       1,750,000
     745,000   2150 Investment Company, 1.20%, 10/02/03 .......................................         745,000
   1,150,000   Manatee Co., FL, MFH Fin. Auth. Rev. (La Miranda), 1.52%, 10/02/03 .............       1,150,000
   3,300,000   Beckfield Properties LLC, 1.18%, 10/03/03 ......................................       3,300,000
     368,000   Greencastle, IN, EDR (Round Barn), 1.27%, 10/03/03 .............................         368,000
     730,000   Schenectady, NY, IDR (JMR Dev. Company), 1.25%, 12/03/03 .......................         730,000
                                                                                                   ------------
               TOTAL VARIABLE RATE DEMAND NOTES ...............................................    $145,933,000
                                                                                                   ------------

               CORPORATE BONDS - 14.9%
$    250,000   Morgan Stanley Dean Witter, 6.125%, 10/01/03 ...................................    $    250,000
     900,000   Wachovia Corp., 5.875%, 10/15/03 ...............................................         901,520
     200,000   Wachovia Corp., 6.925%, 10/15/03 ...............................................         200,408
     100,000   Associates Corp., 5.75%, 10/15/03 ..............................................         100,166
     250,000   Potomac Electric Pwr. Corp., 5.625%, 10/15/03 ..................................         250,386
     105,000   National Rural Utilities, 5.30%, 10/20/03 ......................................         105,181
     450,000   National Rural Utilities, 5.20%, 10/21/03 ......................................         450,691
     500,000   Verizon Comm., 5.625%, 11/01/03 ................................................         501,705
     514,000   American General Fin., 5.75%, 11/01/03 .........................................         515,714
     128,000   Wells Fargo Company, 6.125%, 11/01/03 ..........................................         128,507
     854,000   Associates Corp., 5.75%, 11/01/03 ..............................................         857,079
     100,000   General Electric Corp., 6.81%, 11/03/03 ........................................         100,500
     200,000   Toyota Motor Credit, 5.625%, 11/13/03 ..........................................         200,733
   1,700,000   Alabama Pwr. Company, 5.35%, 11/15/03 ..........................................       1,708,035
     140,000   Bank of New York Company, Inc., 6.50%, 12/01/03 ................................         141,213

54

MONEY MARKET FUND
(CONTINUED)
===============================================================================================================
   PRINCIPAL
    AMOUNT     INVESTMENT SECURITIES - 99.9% (CONTINUED)                                               VALUE
---------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS - 14.9% (CONTINUED)
$    700,000   Morgan Stanley Dean Witter, 6.375%, 12/15/03 ...................................    $    706,931
     995,000   National Rural Utilities, 5.38%, 12/15/03 ......................................       1,002,926
     231,000   National Rural Utilities, 6.00%, 01/15/04 ......................................         233,864
     930,000   Bear Stearns Company, 6.625%, 01/15/04 .........................................         943,613
   1,205,000   Verizon Comm., 6.00%, 01/15/04 .................................................       1,220,597
   7,340,000   National Rural Utilities, 6.00%, 01/15/04 ......................................       7,431,377
     115,000   Morgan Stanley Dean Witter, 5.625%, 01/20/04 ...................................         116,288
     300,000   Wells Fargo Company, 6.00%, 02/01/04 ...........................................         304,440
     700,000   National City Corp., 8.50%, 02/01/04 ...........................................         715,530
   1,430,000   Fleet Boston Fin. Corp., 6.625%, 02/01/04 ......................................       1,452,584
     625,000   Merrill Lynch & Company, 5.70%, 02/06/04 .......................................         634,010
     425,000   Citigroup, Inc., 5.70%, 02/06/04 ...............................................         431,345
     100,000   Morgan Stanley Dean Witter, 6.34%, 02/09/04 ....................................         101,706
   1,887,000   Verizon Comm., 6.25%, 02/15/04 .................................................       1,920,422
     100,000   Bank One Corp., 5.625%, 02/17/04 ...............................................         101,473
     842,000   JP Morgan & Company, 5.75%, 02/25/04 ...........................................         856,141
     100,000   Caterpillar Fin. Service Corp., 6.09%, 03/01/04 ................................         101,951
   1,045,000   National City Corp., 6.625%, 03/01/04 ..........................................       1,067,456
     665,000   Bear Stearns Company, 6.15%, 03/02/04 ..........................................         677,672
     915,000   Verizon Comm., 6.75%, 03/15/04 .................................................         936,869
     250,000   Heller Fin., Inc., 6.00%, 03/19/04 .............................................         255,496
     122,000   Chase Manhattan Corp., 5.75%, 04/15/04 .........................................         124,682
     175,000   Wells Fargo Company, 5.45%, 05/03/04 ...........................................         179,185
     500,000   Southtrust Corp., 8.625%, 05/15/04 .............................................         521,895
     375,000   Associates Corp., 5.96%, 05/15/04 ..............................................         375,000
     213,000   Wal-Mart Stores, 7.50%, 05/15/04 ...............................................         220,957
     250,000   AmSouth Bancorp, 7.75%, 05/15/04 ...............................................         259,254
     236,000   Bank of America Corp., 7.625%, 06/15/04 ........................................         246,132
     100,000   Bellsouth Telecomm., 6.375%, 06/15/04 ..........................................         103,474
     120,000   Wachovia Corp., 6.625%, 06/15/04 ...............................................         124,337
     875,000   Fleet Boston Fin. Corp., 8.125%, 07/01/04 ......................................         919,179
     155,000   Bank of America Corp., 6.125%, 07/15/04 ........................................         160,819
     200,000   Wells Fargo Company, 6.625%, 07/15/04 ..........................................         208,262
   1,017,000   National Rural Utilities, 5.25%, 07/15/04 ......................................       1,046,705
     100,000   Coca-Cola Company, 6.625%, 08/01/04 ............................................         104,285
     101,000   Merrill Lynch & Company, 6.55%, 08/01/04 .......................................         104,926
     132,000   Wal-Mart Stores, 6.55%, 08/10/04 ...............................................         137,586
     110,000   Bank One Corp., 7.25%, 08/15/04 ................................................         115,378
   1,390,000   Alabama Pwr. Company, 7.125%, 08/15/04 .........................................       1,458,804
     158,000   Bank of America Corp., 7.75%, 08/15/04 .........................................         166,450
     236,000   Alabama Pwr. Company, 4.875%, 09/01/04 .........................................         243,487
                                                                                                   ------------
               TOTAL CORPORATE BONDS ..........................................................    $ 34,445,326
                                                                                                   ------------

               TAXABLE MUNICIPAL BONDS - 17.2%
$  1,625,000   Cleveland, OH, Urban Renewal, 2.25%, 10/30/03 ..................................    $  1,625,000
     600,000   New York City, NY, Trans. Fin. Auth. Rev. (Future Tax Secd.),
                  6.875%, 11/01/03 ............................................................         602,705
   5,000,000   Cleveland, OH, Airport Surp. Rev., 1.65%, 11/17/03 .............................       5,000,000
   3,160,000   Upper Arlington, OH, BANS, 2.25%, 11/20/03 .....................................       3,161,710

                                                                              55

MONEY MARKET FUND
(CONTINUED)
===============================================================================================================
   PRINCIPAL
    AMOUNT     INVESTMENT SECURITIES - 99.9% (CONTINUED)                                               VALUE
---------------------------------------------------------------------------------------------------------------
               TAXABLE MUNICIPAL BONDS - 17.2% (CONTINUED)
$    500,000   Alameda Co., CA, Pension Oblig., 7.70%, 12/01/03 ...............................    $    505,166
     500,000   Cook Co., IL, Sch. Dist. No. 081 Schiller Pk., 2.00%, 12/01/03 .................         500,412
   3,500,000   Eastlake, OH, BANS, 2.50%, 12/03/03 ............................................       3,502,382
     420,000   Adams Co., CO, Sch. Dist. No. 012, 3.85%, 12/15/03 .............................         422,018
   1,100,000   Indiana St., Western Sch. Corp. BANS, 2.25%, 12/30/03 ..........................       1,100,675
   4,800,000   Rome, GA, TANS, 1.50%, 12/31/03 ................................................       4,801,773
   1,550,000   Richmond, IN, Cmnty. Sch. TANS, 2.50%, 12/31/03 ................................       1,551,909
   7,000,000   New York St., Dorm Auth. Rev. City Univ. Sys. Cons. (5th Gen.),
                  1.59%, 01/01/04 .............................................................       7,000,000
     170,000   Northeast Indiana, Sch. Corp. Pension, 3.25%, 01/15/04 .........................         170,860
     850,000   Chardon, OH, BANS, Redev., 1.76%, 02/19/04 .....................................         850,000
   2,865,000   American Muni. Pwr. OH, Inc. (Gorsuch), 2.00%, 04/01/04 ........................       2,869,950
     500,000   Philadelphia, PA, Auth. for Indl. Dev. Pension Funding, 5.49%, 04/15/04 ........         510,802
     464,000   Deerfield Twp., OH, BANS, 2.15%, 05/13/04 ......................................         465,265
   1,000,000   Farmington, NM, Utilities Sys. Rev., 3.00%, 05/15/04 ...........................       1,009,409
     750,000   St. Louis, MO, Airport Rev., 2.00%, 07/01/04 ...................................         753,622
   1,482,000   Darke Co., OH, Real Estate BANS, 1.81%, 07/14/04 ...............................       1,486,119
     220,000   Richmond, CA, LTGO Pension, 6.92%, 08/01/04 ....................................         229,558
     470,000   Lynwood, CA, Pub. Fin. Auth. Lease Rev., 1.65%, 09/01/04 .......................         470,134
   1,000,000   Lebanon, OH, BANS, 1.85%, 09/22/04 .............................................       1,002,876
                                                                                                   ------------
               TOTAL TAXABLE MUNICIPAL BONDS ..................................................    $ 39,592,345
                                                                                                   ------------

               ADJUSTABLE RATE PUT BONDS - 4.5%
$    405,000   Moon, PA, IDA (One Thorn Run), 1.17%, 11/07/03 .................................    $    405,000
  10,000,000   Eel River Investment Company, 1.77%, 12/03/03 ..................................      10,000,000
                                                                                                   ------------
               TOTAL ADJUSTABLE RATE PUT BONDS ................................................    $ 10,405,000
                                                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 99.9% (Amortized Cost $230,375,671) ..............    $230,375,671

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1% ...................................         173,089
                                                                                                   ------------

               NET ASSETS - 100.0% ............................................................    $230,548,760
                                                                                                   ============

See accompanying notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003
================================================================================
   PRINCIPAL
    AMOUNT     INVESTMENT SECURITIES - 68.9%                           VALUE
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS - 58.1%
$  1,000,000   Overseas Private Investment Corp., 1.06%,
                  10/01/03 ....................................    $  1,000,000
   1,000,000   Overseas Private Investment Corp., 1.06%,
                  10/01/03 ....................................       1,000,000
   1,500,000   Overseas Private Investment Corp., 1.06%,
                  10/01/03 ....................................       1,500,000
   3,813,953   Overseas Private Investment Corp., 1.06%,
                  10/01/03 ....................................       3,813,952
     535,000   FFCB, 3.125%, 10/01/03 .........................         535,000
     200,000   FNMA, 5.26%, 10/02/03 ..........................         200,020
     200,000   FNMA, 5.28%, 10/06/03 ..........................         200,097
     200,000   FFCB, 4.82%, 10/07/03 ..........................         200,108
     100,000   FHLB, 6.00%, 10/07/03 ..........................         100,070
   2,000,000   FHLB Discount Note, 10/08/03 ...................       1,999,596
     100,000   FNMA, 5.45%, 10/10/03 ..........................         100,093
     150,000   FHLB, 4.775%, 10/15/03 .........................         150,175
     100,000   FNMA, 6.84%, 10/15/03 ..........................         100,203
     100,000   FHLB, 5.44%, 10/15/03 ..........................         100,150
     450,000   FNMA, 5.35%, 10/20/03 ..........................         450,860
     100,000   FFCB, 6.40%, 10/20/03 ..........................         100,281
     300,000   FNMA, 5.33%, 10/20/03 ..........................         300,597
     265,000   FHLB, 5.08%, 10/22/03 ..........................         265,611
     500,000   FHLMC, 3.18%, 10/24/03 .........................         500,653
     505,000   FHLB, 5.375%, 10/27/03 .........................         506,506
     500,000   FHLB, 5.00%, 10/27/03 ..........................         501,331
     500,000   FHLB, 5.27%, 10/27/03 ..........................         501,324
     250,000   FNMA, 5.06%, 10/27/03 ..........................         250,562
     500,000   Private Export Funding Company, 7.03%, 10/31/03          502,206
     100,000   FHLB, 5.08%, 11/06/03 ..........................         100,357
     100,000   FHLB, 5.065%, 11/13/03 .........................         100,425
     750,000   FNMA, 5.27%, 11/13/03 ..........................         753,675
     675,000   FHLB, 2.50%, 11/14/03 ..........................         676,097
     300,000   FHLB, 3.125%, 11/14/03 .........................         300,738
     340,000   FHLB, 6.375%, 11/14/03 .........................         342,124
   2,714,000   FNMA, 4.75%, 11/14/03 ..........................       2,725,794
   1,735,000   FNMA, 3.125%, 11/15/03 .........................       1,739,201
   2,084,000   FHLMC, 6.375%, 11/15/03 ........................       2,097,493
     200,000   FHLB, 5.275%, 11/20/03 .........................         201,141
     500,000   FHLMC, 3.05%, 11/28/03 .........................         501,535
     145,000   FHLB, 5.125%, 12/01/03 .........................         145,967
     250,000   FFCB, 5.15%, 12/02/03 ..........................         251,707
     200,000   FHLB, 3.11%, 12/03/03 ..........................         200,693
     350,000   FNMA, 5.80%, 12/10/03 ..........................         353,165
     204,000   FHLMC, 3.25%, 12/15/03 .........................         204,906
     500,000   FNMA, 5.41%, 12/15/03 ..........................         504,433
     500,000   FHLB, 4.985%, 12/15/03 .........................         504,001
     250,000   FHLB, 3.00%, 12/26/03 ..........................         251,141
     600,000   FHLB, 5.28%, 12/29/03 ..........................         606,137
     750,000   FHLB, 5.375%, 01/05/04 .........................         758,248
     890,000   FHLMC, 3.25%, 01/15/04 .........................         895,526
   1,030,000   FHLMC, 5.00%, 01/15/04 .........................       1,041,519

U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)
================================================================================
   PRINCIPAL
    AMOUNT     INVESTMENT SECURITIES - 68.9% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS - 58.1% (CONTINUED)
$    275,000   FHLMC, 3.33%, 01/30/04 .........................    $    277,037
     300,000   FHLB, 5.10%, 02/05/04 ..........................         304,078
   1,000,000   FNMA, 5.45%, 02/05/04 ..........................       1,014,566
     100,000   FHLB, 6.875%, 02/13/04 .........................         101,992
     100,000   FHLB, 5.25%, 02/13/04 ..........................         101,519
     824,000   FHLMC, 5.25%, 02/15/04 .........................         836,760
     600,000   FHLB, 9.50%, 02/25/04 ..........................         620,123
     150,000   FHLB, 6.36%, 02/26/04 ..........................         153,163
   1,166,000   FNMA, 4.75%, 03/15/04 ..........................       1,185,031
     500,000   FHLMC, 6.83%, 03/26/04 .........................         513,945
     300,000   FNMA, 6.85%, 04/05/04 ..........................         308,790
   1,555,000   FHLB, 3.75%, 04/15/04 ..........................       1,576,575
     250,000   FHLB, 4.875%, 04/16/04 .........................         254,937
     120,000   FHLB, 5.44%, 04/19/04 ..........................         122,900
     115,000   FHLB, 1.25%, 05/05/04 ..........................         114,927
   1,565,000   FNMA, 5.625%, 05/14/04 .........................       1,607,879
     500,000   FHLMC, 3.25%, 05/20/04 .........................         506,981
     300,000   FHLB, 3.225%, 05/28/04 .........................         303,836
     175,000   FFCB, 5.93%, 05/28/04 ..........................         180,635
     250,000   FNMA, 6.48%, 06/28/04 ..........................         259,691
     295,000   FNMA, 7.40%, 07/01/04 ..........................         308,927
     876,000   FNMA, 6.50%, 08/15/04 ..........................         914,679
   1,000,000   FNMA, 1.30%, 08/30/04 ..........................       1,000,000
                                                                   ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS .......    $ 42,704,389
                                                                   ------------

               VARIABLE RATE DEMAND NOTES - 10.8%
$  1,650,000   Sacramento Co., CA, Hsg. Auth. MFH Rev. (Deer
                  Park Apts.), 1.13% 10/02/03, Guarantor: FNMA     $  1,650,000
   1,000,000   Lakewood, CO, Hsg. Auth. MFH Rev. (Ridgemoor),
                  1.18% 10/02/03, Guarantor: FNMA .............       1,000,000
   1,350,000   Florida Hsg. Fin. Corp. Rev. (Tuscany), 1.32%
                  10/02/03, Guarantor: FNMA ...................       1,350,000
   3,900,000   Simi Valley, CA, Hsg. MFH Rev. (Parker Ranch),
                  1.13% 10/02/03, Guarantor: FNMA .............       3,900,000
                                                                   ------------
               TOTAL VARIABLE RATE DEMAND NOTES ...............    $  7,900,000
                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 68.9% ............    $ 50,604,389
                                                                   ============

U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)
================================================================================
      FACE
     AMOUNT    REPURCHASE AGREEMENTS - 30.5%                           VALUE
--------------------------------------------------------------------------------
$ 16,000,000   Nesbitt Burns Securities, Inc., 1.05%, dated
                  09/30/03 due 10/01/03, repurchase proceeds
                  $16,000,467 (Collateralized by $16,490,000
                  FNMA Discount Note due 08/06/04, fair value
                  $16,331,363) ................................    $ 16,000,000
   5,000,000   Morgan Stanley Dean Witter, Inc., 1.01%, dated
                  09/30/03 due 10/01/03, repurchase proceeds
                  $5,000,146 (Collateralized by $2,315,000 FNMA
                  Discount Note due 10/15/03, fair value
                  $2,269,514 and $2,794,000 FNMA Discount Note
                  due 11/21/03, fair value $2,734,996) ........       5,000,000
   1,380,000   Morgan Stanley Dean Witter, Inc., 1.01%, dated
                  09/30/03 due 10/01/03, repurchase proceeds
                  $1,380,039 (Collateralized by $640,00 FNMA
                  Discount Note due 10/15/03, fair value
                  $626,386 and $771,000 FNMA Discount Note
                  due 11/21/03, fair value $754,859) ..........       1,380,000
                                                                   ------------
               TOTAL REPURCHASE AGREEMENTS ....................    $ 22,380,000
                                                                   ------------

               TOTAL INVESTMENT SECURITIES AND
                  REPURCHASE AGREEMENTS - 99.4%
                  (AMORTIZED COST $72,984,389) ................    $ 72,984,389

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6% ...         429,396
                                                                   ------------

               NET ASSETS - 100.0% ............................    $ 73,413,785
                                                                   ============

See accompanying notes to portfolios of investments and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2003
================================================================================

REPURCHASE AGREEMENTS

Repurchase agreements are fully collateralized by U.S. Government obligations.

VARIABLE RATE DEMAND NOTES

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

ADJUSTABLE RATE PUT BONDS

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
COP - Certificates of Participation
DFA - Development Finance Authority
EDA - Economic Development Authority
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LTGO - Limited Tax General Obligation
MFA - Multi-Family Authority
MFH - Multi-Family Housing
PFA - Public Finance Authority
SLMA - Student Loan Marketing Association
TANS - Tax Anticipation Notes
144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

REPORT OF INDEPENDENT AUDITORS
================================================================================

The Board of Trustees and Shareholders
Touchstone Investment Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Touchstone Investment Trust (comprised of Core Bond Fund, High Yield Fund, Institutional U.S. Government Money Market Fund, Intermediate Term U.S. Government Bond Fund, Money Market Fund and U.S. Government Money Market Fund) (collectively, the "Funds") as of September 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and for the High Yield Fund, Institutional U.S. Government Money Market Fund, Intermediate Term U.S. Government Bond Fund, Money Market Fund and U.S. Government Money Market Fund, the financial highlights for each of the four years or periods then ended, and for the Core Bond Fund, the financial highlights for each of the four years or periods then ended and for the year ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for the year ended September 30, 1999 for the Institutional U.S. Government Money Market Fund, Intermediate Term U.S. Government Bond Fund, Money Market Fund and U.S. Government Money Market Fund, were audited by other auditors whose report dated October 27, 1999 expressed an unqualified opinion. The financial highlights presented herein for the year ended December 31, 1998 for the Core Bond Fund were audited by other auditors whose report dated February 18, 1999 expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Touchstone Investment Trust at September 30, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and for the High Yield Fund, Institutional U.S. Government Money Market Fund, Intermediate Term U.S. Government Bond Fund, Money Market Fund and U.S. Government Money Market Fund, the financial highlights for each of the four years or periods then ended, and for the Core Bond Fund, the financial highlights for each of the four years or periods then ended and for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Cincinnati, Ohio
November 17, 2003

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

A Member of Western & Southern Financial Group(R)

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Robert Stautberg is the registrant's audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to Annual Reports for the period ended September 30, 2003.

ITEMS 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosures and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)   Code of Ethics for Senior Financial Officers is filed herewith.
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)      Certification required by Item 10(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Touchstone Investment Trust
            -------------------------------------------------------------------

By (Signature and Title)

/s/ Patrick T. Bannigan
-------------------------------------------------------------------------------
 Patrick T. Bannigan
 President

Date:  December 5, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Patrick T. Bannigan
-------------------------------------------------------------------------------
Patrick T. Bannigan
President

Date:  December 5, 2003

/s/ Terrie A. Wiedenheft
-------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  December 5, 2003